United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-23259

(Investment Company Act File Number)

Federated Hermes Adviser Series

______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Hermes Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

Peter J. Germain, Esquire

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 08/31/23

Date of Reporting Period: Six months ended 02/28/23

Item 1.	Reports to Stockholders

Semi-Annual Shareholder Report
February 28, 2023

Share Class | Ticker	Institutional | FHCOX

Federated Hermes Conservative Microshort Fund
Fund Established 2021

A Portfolio of Federated Hermes Adviser Series
Dear Valued Shareholder,
We are pleased to present the Semi-Annual Shareholder Report for your fund covering the period from September 1, 2022 through February 28, 2023. This report includes a complete listing of your fund’s holdings, performance information and financial statements along with other important fund information.
As a global leader in active, responsible investment management, Federated Hermes is guided by our conviction that responsible investing is the best way to create wealth over the long term. The company provides capabilities across a wide range of asset classes to investors around the world.
In addition, FederatedInvestors.com offers quick and easy access to valuable resources that include timely fund updates, economic and market insights from our investment strategists and financial planning tools. You can also access many of those insights by following us on Twitter (@FederatedHermes) and LinkedIn.
Thank you for investing with us. We hope you find this information useful and look forward to keeping you informed.
Sincerely,

J. Christopher Donahue, President

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments Summary Table (unaudited)
At February 28, 2023, the Fund’s portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
Commercial Paper	25.3%
Asset-Backed Securities	20.7%
Certificates of Deposit	4.4%
Corporate Bond	1.5%
Cash Equivalents[2]	22.0%
Repurchase Agreements	3.6%
Other Repurchase Agreements	25.8%
Other Assets and Liabilities—Net[3]	(3.3)%
TOTAL	100%

1	See the Fund’s Prospectus and Statement of Additional Information for a description of the types of securities in which the Fund invests.
2	Cash Equivalents include any investments in money market mutual funds.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report
1

Portfolio of Investments
February 28, 2023 (unaudited)
Principal Amount or Shares			Value
		COMMERCIAL PAPER— 25.3%
		Banking— 1.4%
$ 1,500,000		National Australia Bank Ltd., Melbourne, 3.844%, 6/15/2023	$ 1,478,363
		Electric Power— 14.1%
5,300,000		Avangrid, Inc., 4.706%, 3/2/2023	5,298,598
5,200,000		Duke Energy Corp., 4.685%, 3/7/2023	5,195,197
4,000,000		EverSource Energy, 4.798%, 3/6/2023	3,996,916
		TOTAL	14,490,711
		Energy - Midstream— 4.9%
5,000,000		Energy Transfer LP, 5.251%, 3/1/2023	4,999,297
		Food & Beverage— 4.9%
5,000,000		Mondelez International, Inc., 4.731%, 3/1/2023	4,999,339
		TOTAL COMMERCIAL PAPER (IDENTIFIED COST $25,976,249)	25,967,710
		ASSET-BACKED SECURITIES— 20.7%
		Auto Receivables— 11.2%
384,633		Chase Auto Credit Linked Notes 2020-2, Class C, 1.139%, 2/25/2028	375,862
139,430		Chase Auto Credit Linked Notes 2020-2, Class D, 1.487%, 2/25/2028	136,156
1,530,000		General Motors 2020-1, Class A, 0.680%, 8/15/2025	1,498,446
1,500,000		Harley-Davidson Motorcycle Trust 2023-A, Class A2A, 5.320%, 6/15/2026	1,500,110
975,771	[1]	Hyundai Auto Lease Securitization Trust 2022 - C, Class A2B, 5.101% (30-DAY AVERAGE SOFR +0.700%), 1/15/2025	977,238
234,657		Santander Bank Auto Credit-Linked Notes 2021-1A, Class B, 1.833%, 12/15/2031	226,754
1,148,224		Santander Bank Auto Credit-Linked Notes 2022-B, Class C, 0.000%, 8/16/2032	1,141,302
58,204		Santander Drive Auto Receivables Trust 2022-2, Class A2, 2.120%, 10/15/2026	58,133
850,000		Santander Drive Auto Receivables Trust 2022-6, Class B, 4.720%, 6/15/2027	836,043
888,747		Santander Retail Auto Lease Trust 2020-A, Class D, 2.520%, 11/20/2024	887,109
81,590		Tesla Auto Lease Trust 2020-A, Class B, 1.180%, 1/22/2024	81,414
3,000,000		Tesla Auto Lease Trust 2020-A, Class D, 2.330%, 2/20/2024	2,989,637
725,000		World Omni Auto Receivables Trust 2019-A, Class D, 2.590%, 12/15/2025	711,023
		TOTAL	11,419,227
		Credit Card— 2.4%
2,000,000		Evergreen Credit Card Trust 2022-CRT1, Class C, 6.190%, 7/15/2026	1,948,378
550,000		Evergreen Credit Card Trust 2022-CRT2 C, Class C, 7.440%, 11/16/2026	541,859
		TOTAL	2,490,237
Semi-Annual Shareholder Report
2

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES— continued
		Equipment Lease— 3.2%
$ 3,000,000		Dell Equipment Finance Trust 2020-2, Class D, 1.920%, 3/23/2026	$ 2,975,739
300,000		Dell Equipment Finance Trust 2021-1, Class D, 1.030%, 11/23/2026	291,496
		TOTAL	3,267,235
		Other— 3.9%
625,000		DLLAD LLC 2023-1A, Class A2, 5.190%, 4/20/2026	624,686
1,500,000	[1]	PFS Financing Corp. 2022-B, Class B, 5.251% (30-DAY AVERAGE SOFR +0.850%), 2/15/2026	1,492,448
282,222		Sofi Consumer Loan Program Trust 2021-1, Class A, 0.490%, 9/25/2030	276,970
1,626,741		Sofi Consumer Loan Program Trust 2022-1S, Class A, 6.210%, 4/15/2031	1,624,548
		TOTAL	4,018,652
		Student Loans— 0.0%
20,239		Navient Student Loan Trust 2018-A, Class A2, 3.190%, 2/18/2042	20,038
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $21,436,317)	21,215,389
		CERTIFICATES OF DEPOSIT— 4.4%
		Banking— 4.4%
3,000,000	[1]	Bank of Montreal, 5.200% (SOFR +0.650%), 3/1/2023	3,004,993
1,500,000		Toronto Dominion Bank, 4.070%, 7/18/2023	1,494,459
		TOTAL CERTIFICATES OF DEPOSIT (IDENTIFIED COST $4,500,000)	4,499,452
		CORPORATE BOND— 1.5%
		Finance - Automotive— 1.5%
1,500,000		Toyota Motor Credit Corp., Sr. Unsecd. Note, Series MTN, 5.122% (SOFR +0.650%), 12/29/2023 (IDENTIFIED COST $1,500,000)	1,505,689
		OTHER REPURCHASE AGREEMENTS— 25.8%
5,295,000		BNP Paribas S.A. 4.65%, dated 2/28/2023, interest in a $350,000,000 collateralized loan agreement will repurchase securities provided as collateral for $350,045,208 on 3/1/2023, in which asset-backed securities, corporate bonds and sovereign debt with a market value of $357,046,113 have been received as collateral and held with BNY Mellon as tri-party agent.	5,295,000
5,295,000		ING Financial Markets LLC, 4.64%, dated 2/28/2023, interest in a $50,000,000 collateralized loan agreement will repurchase securities provided as collateral for $50,006,444 on 3/1/2023, in which corporate bonds with a market value of $51,006,737 have been received as collateral and held with BNY Mellon as tri-party agent.	5,295,000
5,295,000		MUFG Securities Americas, Inc., 4.72%, dated 2/28/2023, interest in a $300,000,000 collateralized loan agreement will repurchase securities provided as collateral for $300,039,333 on 3/1/2023, in which American depositary receipts, common stocks, corporate bonds, exchange traded funds and unit investment trust with a market value of $306,040,996 have been received as collateral and held with BNY Mellon as tri-party agent.	5,295,000
Semi-Annual Shareholder Report
3

Principal Amount or Shares		Value
	OTHER REPURCHASE AGREEMENTS— continued
$ 5,295,000
Societe Generale, Paris 4.72%, dated 2/28/2023, interest in a
$650,000,000 collateralized loan agreement will repurchase securities provided as collateral for $650,085,222 on 3/1/2023, in which asset-backed securities, corporate bonds, collateralized mortgage obligations, medium-term notes and sovereign debt with a market value of $663,086,974 have been received as collateral and held with BNY
Mellon as tri-party agent.
		$ 5,295,000
5,295,000	Standard Chartered Bank, 4.63%, dated 2/28/2023, interest in a $150,000,000 collateralized loan agreement will repurchase securities provided as collateral for $150,019,292 on 3/1/2023, in which U.S. Government Agency securities with a market value of $153,019,678 have been received as collateral and held with BNY Mellon as tri-party agent.	5,295,000
	TOTAL OTHER REPURCHASE AGREEMENTS (IDENTIFIED COST $26,475,000)	26,475,000
	REPURCHASE AGREEMENT— 3.6%
3,682,000	Interest in $2,000,000,000 joint repurchase agreement 4.55%, dated 2/28/2023 under which Sumitomo Mitsui Banking Corp. will repurchase securities provided as collateral for $2,000,252,778 on 3/1/2023. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 10/20/2052 and the market value of those underlying securities was $2,040,257,833. (IDENTIFIED COST $3,682,000)	3,682,000
	INVESTMENT COMPANY— 22.0%
22,614,490	Federated Hermes Institutional Money Market Management, Institutional Shares, 4.66%[2] (IDENTIFIED COST $22,608,467)	22,607,705
	TOTAL INVESTMENT IN SECURITIES—103.3% (IDENTIFIED COST $106,178,033)[3]	105,952,945
	OTHER ASSETS AND LIABILITIES - NET—(3.3)%[4]	(3,402,760)
	TOTAL NET ASSETS—100%	$102,550,185
Semi-Annual Shareholder Report
4

Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended February 28, 2023, were as follows:
Federated Hermes Institutional Money Market Management, Institutional Shares
Value as of 8/31/2021	$22,600,921
Purchases at Cost	$—
Proceeds from Sales	$—
Change in Unrealized Appreciation/Depreciation	$6,784
Net Realized Gain/(Loss)	$—
Value as of 2/28/2023	$22,607,705
Shares Held as of 2/28/2023	22,614,490
Dividend Income	$458,879
The Fund invests in Federated Hermes Institutional Money Market Management (MMM), a diversified portfolio of Federated Hermes Money Market Obligations Trust (MMOT) which is also managed by the Adviser. MMOT is an open-end management investment company, registered under the Investment Company Act of 1940, as amended. The investment objective of MMM is to provide current income consistent with stability of principal. Income distributions from MMM are declared daily and paid monthly. All income distributions are recorded by the Fund as dividend income. Capital gain distributions of MMM, if any, are declared and paid annually, and are recorded by the Fund as capital gains received. At February 28, 2023, MMM represents 22.0% of the Fund’s net assets. Therefore, the performance of the Fund is directly affected by the performance of MMM. Copies of MMM’s financial statements are available on the EDGAR Database on the SEC’s website or upon request from the Fund.
1	Floating/variable note with current rate and current maturity or next reset date shown.
2	7-day net yield.
3	Also represents cost of investments for federal tax purposes.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at February 28, 2023.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Semi-Annual Shareholder Report
5

The following is a summary of the inputs used, as of February 28, 2023, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Commercial Paper	$—	$25,967,710	$—	$25,967,710
Asset-Backed Securities	—	21,215,389	—	21,215,389
Certificates of Deposit	—	4,499,452	—	4,499,452
Corporate Bond	—	1,505,689	—	1,505,689
Other Repurchase Agreements	—	26,475,000	—	26,475,000
Repurchase Agreements	—	3,682,000	—	3,682,000
Investment Company	22,607,705	—	—	22,607,705
TOTAL SECURITIES	$22,607,705	$83,345,240	$—	$105,952,945

The following acronym(s) are used throughout this portfolio:
MTN	—Medium Term Note
SOFR	—Secured Overnight Financing Rate
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
6

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited)	Year Ended	Period Ended
	2/28/2023	8/31/2022	8/31/2021[1]
Net Asset Value, Beginning of Period	$9.94	$10.02	$10.00
Income From Investment Operations:
Net investment income (loss)	0.18	0.07	0.01
Net realized and unrealized gain (loss)	0.01	(0.08)	0.03
TOTAL FROM INVESTMENT OPERATIONS	0.19	(0.01)	0.04
Less Distributions:
Distributions from net investment income	(0.18)	(0.07)	(0.02)
Net Asset Value, End of Period	$9.95	$9.94	$10.02
Total Return[2]	1.88%	(0.10)%	0.36%
Ratios to Average Net Assets:
Net expenses[3]	0.07%[4]	0.05%	0.04%[4]
Net investment income	3.70%[4]	0.73%	0.23%[4]
Expense waiver/reimbursement[5]	0.46%[4]	0.55%	1.15%[4]
Supplemental Data:
Net assets, end of period (000 omitted)	$102,550	$61,280	$71,621
Portfolio turnover[6]	10%	37%	26%

1	Reflects operations for the period from February 3, 2021 (commencement of operations) to August 31, 2021.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

6	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
7

Statement of Assets and Liabilities
February 28, 2023 (unaudited)

Assets:
Investment in repurchase agreements	$30,157,000
Investment in securities	75,795,945
Investment in securities, at value including $22,607,705 of investments in affiliated holdings* (identified cost $106,178,033, including $22,608,467 of identified cost in affiliated holdings)	105,952,945
Cash	1,512
Income receivable	29,419
Income receivable from affiliated holdings	160,614
Receivable for shares sold	52,000
Prepaid expenses	40,148
Total Assets	106,236,638
Liabilities:
Payable for shares redeemed	3,518,828
Income distribution payable	134,593
Payable to adviser (Note 5)	1,425
Payable for administrative fee (Note 5)	226
Accrued expenses (Note 5)	31,381
Total Liabilities	3,686,453
Net assets for 10,305,959 shares outstanding	$102,550,185
Net Assets Consist of:
Paid-in capital	$102,775,199
Total distributable earnings (loss)	(225,014)
Total Net Assets	$102,550,185
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Net asset value per share ($102,550,185 ÷ 10,305,959 shares outstanding), no par value, unlimited shares authorized	$9.95

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
8

Statement of Operations
Six Months Ended February 28, 2023 (unaudited)

Investment Income:
Interest	$1,350,895
Dividends (including $458,879 received from affiliated holdings*)	421,655
TOTAL INCOME	1,772,550
Expenses:
Investment adviser fee (Note 5)	117,706
Administrative fee (Note 5)	37,029
Custodian fees	6,233
Transfer agent fees	3,733
Directors’/Trustees’ fees (Note 5)	469
Auditing fees	15,053
Legal fees	5,017
Portfolio accounting fees	28,464
Share registration costs	15,030
Printing and postage	8,992
Miscellaneous (Note 5)	10,723
TOTAL EXPENSES	248,449
Waiver and Reimbursement:
Waiver of investment adviser fee (Note 5)	(117,706)
Reimbursement of other operating expenses (Note 5)	(98,714)
TOTAL WAIVER AND REIMBURSEMENT	(216,420)
Net expenses	32,029
Net investment income	1,740,521
Net change in unrealized depreciation of investments (including net change in unrealized depreciation of $6,784 on investments in affiliated holdings*)	132,523
Change in net assets resulting from operations	$1,873,044

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
9

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 2/28/2023	Year Ended 8/31/2022
Increase (Decrease) in Net Assets
Operations:
Net investment income	$1,740,521	$436,246
Net realized gain (loss)	—	(1,318)
Net change in unrealized appreciation/depreciation	132,523	(415,384)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	1,873,044	19,544
Distributions to Shareholders	(1,736,405)	(435,829)
Share Transactions:
Proceeds from sale of shares	114,445,856	14,821,082
Net asset value of shares issued to shareholders in payment of distributions declared	749,312	62,478
Cost of shares redeemed	(74,061,374)	(24,808,027)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	41,133,794	(9,924,467)
Change in net assets	41,270,433	(10,340,752)
Net Assets:
Beginning of period	61,279,752	71,620,504
End of period	$102,550,185	$61,279,752
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
10

Notes to Financial Statements
February 28, 2023 (unaudited)
1. ORGANIZATION
Federated Hermes Adviser Series (the “Trust”) was established as a Delaware statutory trust on July 12, 2017, and is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 13 portfolios. The financial statements included herein are only those of Federated Hermes Conservative Microshort Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers one class of shares: Institutional Shares, which commenced operations on February 3, 2021. Class A Shares are effective with the Securities and Exchange Commission (SEC), but currently are not yet offered for sale. The investment objective of the Fund is to provide current income consistent with capital preservation while maintaining liquidity.
The Fund invests a significant portion of its net assets in the Institutional Shares of Federated Hermes Institutional Money Market Management (the “Underlying Fund”), an affiliated institutional money market fund with substantially similar investment objectives and strategies as the Fund. Therefore, the performance of the Fund is directly affected by the performance of the Underlying Fund. To illustrate the security holdings, financial condition, results of operations and changes in net assets of the Underlying Fund, its financial statements should be read in conjunction with the Fund’s financial statements.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
◾
Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
◾
Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Investment Management Company (the “Adviser”).
◾
For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
Semi-Annual Shareholder Report
11

If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Act, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses
Semi-Annual Shareholder Report
12

mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
◾
With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
◾
Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
◾
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Trustees periodically review fair valuations made in response to significant events.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
Semi-Annual Shareholder Report
13

The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income. The detail of the total fund expense waiver and reimbursement of $216,420 is disclosed in Note 5.
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code of 1986 (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended February 28, 2023, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of February 28, 2023, tax years 2021 and 2022 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the State of Delaware.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In
Semi-Annual Shareholder Report
14

some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Adviser.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following table summarizes share activity:
	Six Months Ended 2/28/2023	Year Ended 8/31/2022
Shares sold	11,517,167	1,488,051
Shares issued to shareholders in payment of distributions declared	75,344	6,279
Shares redeemed	(7,449,136)	(2,482,839)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	4,143,375	(988,509)
4. FEDERAL TAX INFORMATION
At February 28, 2023, the cost of investments for federal tax purposes was $106,178,033. The net unrealized depreciation of investments for federal tax purposes was $225,088. This consists of unrealized appreciation from investments for those securities having an excess of value over cost of $14,452 and unrealized depreciation from investments for those securities having an excess of cost over value of $239,540.
As of August 31, 2022, the Fund had a capital loss carryforward of $5,089 which will reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, these net capital losses retain their character as either short-term or long-term and do not expire.
The following schedule summarizes the Fund’s capital loss carryforwards:
Short-Term	Long-Term	Total
$5,089	$—	$5,089
Semi-Annual Shareholder Report
15

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.25% of the Fund’s average daily net assets. The Underlying Fund also has an investment advisory agreement with the Adviser by which the Adviser is entitled to an investment adviser fee with respect to the Underlying Fund’s average daily net assets. To avoid charging duplicative fees, the Adviser has agreed to waive and/or reimburse its fee with respect to the Fund’s net assets invested in the Underlying Fund. For the six months ended February 28, 2023, the Adviser voluntarily waived and/or reimbursed all of its fee.
In addition, subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive and/or reimburse certain operating expenses of the Fund for competitive reasons such as to maintain the Fund’s expense ratio, or as and when appropriate, to maintain positive or zero net yields. For the six months ended February 28, 2023, the Adviser voluntarily reimbursed $98,714 of other operating expenses.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended February 28, 2023, the annualized fee paid to FAS was 0.079% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Expense Limitation
The Adviser and certain of its affiliates (which may include FAS) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) by the Fund’s Institutional Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.25% (the “Fee Limit”), up to but not including the later of (the “Termination Date”): (a) December 1, 2023; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Semi-Annual Shareholder Report
16

Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
Affiliated Shares of Beneficial Interest
As of February 28, 2023, a majority of the shares of beneficial interest outstanding are owned by an affiliate of the Adviser.
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended February 28, 2023, were as follows:
Purchases	$8,024,723
Sales	$4,410,510
7. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement dated June 22, 2022. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to (a) the highest, on any day, of (i) the federal funds effective rate, (ii) the published secured overnight financing rate plus an assigned percentage, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of February 28, 2023, the Fund had no outstanding loans. During the six months ended February 28, 2023, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of February 28, 2023, there were no outstanding loans. During the six months ended February 28, 2023, the program was not utilized.
Semi-Annual Shareholder Report
17

9. INDEMNIFICATIONS
Under the Fund’s organizational documents, its Officers and Directors/Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund (other than liabilities arising out of their willful misfeasance, bad faith, gross negligence or reckless disregard of their duties to the Fund). In addition, in the normal course of business, the Fund provides certain indemnifications under arrangements with third parties. Typically, obligations to indemnify a third party arise in the context of an arrangement entered into by the Fund under which the Fund agrees to indemnify such third party for certain liabilities arising out of actions taken pursuant to the arrangement, provided the third party’s actions are not deemed to have breached an agreed-upon standard of care (such as willful misfeasance, bad faith, gross negligence or reckless disregard of their duties under the contract). The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet arisen. The Fund does not anticipate any material claims or losses pursuant to these arrangements at this time, and accordingly expects the risk of loss to be remote.
10. OTHER MATTERS
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread globally. As of the date of the issuance of these financial statements, this coronavirus has resulted in, and may continue to result in, closed borders, enhanced health screenings, disruptions to healthcare service preparation and delivery, quarantines, cancellations, and disruptions to supply chains, workflow operations and consumer activity, as well as general concern and uncertainty. The impact of this coronavirus has resulted in substantial economic volatility. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks. The impact of this outbreak, and other epidemics and pandemics that may arise in the future, could continue to negatively affect the worldwide economy, as well as the economies of individual countries, individual companies (including certain Fund service providers and issuers of the Fund’s investments) and the markets in general in significant and unforeseen ways. In addition, governments, their regulatory agencies, or self-regulatory organizations may take actions in response to the pandemic, including significant fiscal and monetary policy changes, that may affect the instruments in which the Fund invests or the issuers of such investments. Any such impact could adversely affect the Fund’s performance.
Semi-Annual Shareholder Report
18

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from September 1, 2022 to February 28, 2023.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Semi-Annual Shareholder Report
19

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 9/1/2022	Ending Account Value 2/28/2023	Expenses Paid During Period[1]
Actual	$1,000	$1,018.80	$0.35
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,024.45	$0.35[2]

1	Expenses are equal to the Fund’s annualized net expense ratio of 0.07%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period).
2
Actual and Hypothetical expenses paid during the period utilizing the Fund’s current Fee Limit of
0.25% (as reflected in the Notes to Financial Statements, Note 5 under Expense Limitation), multiplied by the average account value over the period, multiplied by 181/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period)
would be $1.25 and 1.26, respectively.

Semi-Annual Shareholder Report
20

Evaluation and Approval of Advisory Contract–May 2022
Federated Hermes Conservative Microshort Fund (the “Fund”)
At its meetings in May 2022 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Investment Management Company (the “Adviser”) with respect to the Fund for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering all of the information and factors believed to be relevant and appropriate on whether to approve the continuation of the existing arrangements. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written evaluation presenting on the topics discussed below. The Board considered the CCO’s independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees. At the request of the Independent Trustees, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer” prior to the elimination of the Senior Officer position in December 2017.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Adviser and its affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes by independent legal counsel on behalf of the Independent Trustees encompassing a wide variety of topics, including those summarized below. The Board also considered such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its
Semi-Annual Shareholder Report
21

meetings throughout the year since the Fund’s inception and in between regularly scheduled meetings on particular matters as the need arose. The Board also considered information previously requested by the Board and provided by Federated Hermes prior to the May Meeting in connection with the Board’s approval of the initial offering of this new investment vehicle, including Federated Hermes’ recommendation to go forward with the Fund.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates; Federated Hermes’ business and operations; the Adviser’s investment philosophy, personnel and processes; the Fund’s investment objectives and strategies; the Fund’s fees and expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to a group of its peer funds), with due regard for contractual or voluntary expense limitations (if any); the financial condition of Federated Hermes; the Adviser’s profitability with respect to the Fund; and the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any).
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees charged to other registered funds in determining to approve the Contract. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by the adviser to the fund and its shareholders, including the performance of the fund, its benchmark and comparable funds; (2) the adviser’s cost of providing the services and the profitability to the adviser of providing advisory services to the fund); (3) the extent to which the adviser may realize “economies of scale” as the fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with the fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to the adviser because of its relationship with the fund, including research services received from brokers that execute fund trades and any fees paid to affiliates of the adviser for services rendered to the fund; (5) comparative fee and expense structures, including a comparison of management fees paid to the adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other advisory clients of the adviser for what might be viewed as like services; and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of the adviser’s services and fees. The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was
Semi-Annual Shareholder Report
22

guided by these factors in its review of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below. The Board recognized that certain of the factors listed above (relating to such matters as Fund performance and any indirect benefits that may accrue to the Federated Hermes as a result of the Adviser’s relationship with the Fund) are essentially impossible to apply before the Fund has experienced any meaningful operating history. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the oversight of the other funds advised by Federated Hermes (each, a “Federated Hermes Fund” and, collectively, the “Federated Hermes Funds”).
In addition to considering the above-referenced factors, the Board was mindful of the preferences and expectations of Fund shareholders and the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew the Contract. In particular, the Board recognized that many shareholders likely have invested in the Fund on the strength of Federated Hermes’ industry standing and reputation and with the expectation that Federated Hermes will have a continuing role in providing advisory services to the Fund. Thus, the Board observed that in the marketplace there are a range of investment options available to the Fund’s shareholders and such shareholders, having had the opportunity to consider other investment options, have effectively selected Federated Hermes by virtue of investing in the Fund.
In determining to approve the continuation of the Contract, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year since the Fund’s inception and specifically with respect to the continuation of the Contract. The Board recognized that its evaluation process is evolutionary and that the factors considered and emphasis placed on relevant factors may change in recognition of changing circumstances in the registered fund marketplace. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss
Semi-Annual Shareholder Report
23

the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the family of Federated Hermes Funds, but its approvals were made on a fund-by-fund basis.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of Federated Hermes dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contract and the range of services provided to the Fund by Federated Hermes. The Board considered the Adviser’s personnel, investment philosophy and process, investment research capabilities and resources, trade operations capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and Federated Hermes’ ability and experience in attracting and retaining qualified personnel to service the Fund. The Board also considered the Adviser’s ability to execute the Fund’s investment program, with due regard for the fact that the Fund did not yet have a meaningful operating history.
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board noted the significant acquisition of Hermes Fund Managers Limited by Federated Hermes, which has deepened the organization’s investment management expertise and capabilities and expanded the investment process for all of the Federated Hermes Funds to have access to analytical resources related to environmental, social and governance (“ESG”) factors and issuer engagement on ESG matters. The Board considered Federated Hermes’ oversight of the securities lending program for the Federated Hermes Funds that engage in securities lending and noted the income earned by the Federated Hermes Funds that participate in such program. In addition, the Board considered the quality of Federated Hermes’ communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Fund and other Federated Hermes Funds. In this regard, the Board took into account Federated Hermes’ communications with the Board in light of the pandemic. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
The Board received and evaluated information regarding Federated Hermes’ regulatory and compliance environment. The Board considered Federated Hermes’ compliance program and compliance history and reports from the CCO about Federated Hermes’ compliance with applicable laws and regulations, including responses to regulatory developments and any
Semi-Annual Shareholder Report
24

compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and the compliance-related resources devoted by Federated Hermes’ in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, including Federated Hermes’ commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board considered Federated Hermes’ approach to internal audits and risk management with respect to the Federated Hermes Funds and its day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led to an increase in the scope of Federated Hermes’ oversight in this regard, including in connection with the designation of the Federated Hermes Funds’ investment advisers as the administrators of the Federated Hermes Funds’ liquidity risk management program.
The Board also considered the implementation of Federated Hermes’ business continuity plans and recognized steps taken by Federated Hermes to continue to provide the same nature, extent and quality of services to the Federated Hermes Funds during the pandemic. In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate, including changes associated with the pandemic.
The Board considered Federated Hermes’ efforts to provide shareholders in the Federated Hermes Funds with a comprehensive array of funds with different investment objectives, policies and strategies. The Board considered the expenses that Federated Hermes had incurred, as well as the entrepreneurial and other risks assumed by Federated Hermes, in sponsoring and providing on-going services to new funds to expand these opportunities for shareholders. The Board noted the benefits to shareholders of being part of the family of Federated Hermes Funds, which include the general right to exchange investments between the same class of shares without the incurrence of additional sales charges.
Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided by the Adviser to the Fund.
Fund Investment Performance
The Board considered the investment performance of the Fund. In evaluating the Fund’s investment performance, the Board considered the Fund’s limited operating history. The Board noted that it monitors the Fund’s performance quarterly as information becomes available. The Board also considered a report comparing the performance of the Fund solely to other funds with a quantitative focus in the Performance Peer Group. In evaluating
Semi-Annual Shareholder Report
25

the Fund’s limited performance track record, the Board considered performance results in light of the Fund’s investment objective, strategies and risks, as disclosed in the Fund’s prospectus. The Board considered detailed investment reports on, and the Adviser’s analysis of, the Fund’s performance that were provided to the Board throughout the year since the Fund’s inception and in connection with the May Meetings.
Based on these considerations, the Board concluded that, in light of the Fund’s limited operating history, additional time is required to evaluate the Adviser’s performance in managing the Fund.
Fund Expenses
The Board considered the advisory fee, and overall expense structure of the Fund and the comparative fee and expense information that had been provided in connection with the May Meetings. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the category of peer funds selected by Morningstar, Inc. (“Morningstar”) (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall Morningstar category. The Board noted the CCO’s view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the reasonableness of the Fund’s fees. The Board considered, in evaluating such comparisons, that in some cases there may be differences in the funds’ objectives or investment management techniques, or the costs to implement the funds, even within the same Expense Peer Group. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall Morningstar category.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged by other advisers for managing funds with comparable investment programs, the Board noted that it found the use of such comparisons to be relevant to its evaluation. The Board focused on comparisons with other similar registered funds more heavily than non-registered fund products or services because such comparisons are believed to be more relevant. The Board considered that other registered funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s shareholders. The Board noted that the range of such other registered funds’ fees and expenses, therefore, appears to be a relevant indicator of what investors have found to be reasonable in the marketplace in which the Fund competes.
Semi-Annual Shareholder Report
26

The Board noted that, for the year ended December 31, 2020, the Fund’s investment advisory fee was waived in its entirety. The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund with the Adviser and noted the position of the Fund’s fee rates relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was below the median of the Expense Peer Group, and the Board was satisfied that the overall expense structure of the Fund remained competitive.
The Board also received and considered information about the fees charged by Federated Hermes for providing advisory services to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-registered fund clients (such as institutional separate accounts) and third-party unaffiliated registered funds for which the Adviser or its affiliates serve as sub-adviser. The Board noted the CCO’s conclusion that non-registered fund clients are inherently different products due to the following differences, among others: (i) different types of targeted investors; (ii) different applicable laws and regulations; (iii) different legal structures; (iv) different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; (v) the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing and fund liquidity; (vi) different administrative responsibilities; (vii) different degrees of risk associated with management; and (vi) a variety of different costs. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary registered fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s registered fund, noting the CCO’s view that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party registered fund. The Board noted that the CCO did not consider the fees for providing advisory services to other types of clients to be determinative in judging the appropriateness of the Federated Hermes Funds’ advisory fees.
Based on these considerations, the Board concluded that the fees and total operating expenses of the Fund, in conjunction with other matters considered, are reasonable in light of the services provided.
Profitability
The Board had previously received and considered profitability information furnished by Federated Hermes, as requested by the CCO. Such profitability information included estimates of the allocation of expenses made on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s view that, while these
Semi-Annual Shareholder Report
27

cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs on a fund-by-fund basis continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable because a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. The Board considered that the Fund was new to Federated Hermes and noted the CCO’s view that any projected cost allocation and/or profit margin does not represent the full or actual cost of operating a fund and makes only rough estimates of the cost to launch a fund. The Board also considered the CCO’s view that, while the Fund is expected to grow in size, the creation and maintenance of the Fund requires a substantial initial investment. In addition, the Board considered the CCO’s view that the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contract is consistent with the methodologies previously reviewed by an independent consultant. The Board noted that the independent consultant had previously conducted a review of the allocation methodologies and reported that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. The Board considered the CCO’s conclusion that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Federated Hermes Funds.
Economies of Scale The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of calculating economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated Hermes has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as: personnel, processes and tools for portfolio management, including the use of market data on which portfolio managers make investment decisions; trading operations; ESG integration and issuer engagement on ESG matters; shareholder services; compliance; business continuity; cybersecurity; internal audit and risk management functions; and technology that supports the provision of investment management services. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments are likely to be shared with the family of Federated
Semi-Annual Shareholder Report
28

Hermes Funds as a whole. In addition, the Board considered that fee waivers and expense reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. The Board considered that, in order for the Federated Hermes Funds to remain competitive in the marketplace, Federated Hermes has frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and has disclosed to shareholders and/or reported to the Board its intention to do so (or continue to do so) in the future. The Board also considered Federated Hermes’ reductions in contractual management fees for certain Federated Hermes Funds during the prior year, including in response to the CCO’s recommendations in the prior year’s CCO Fee Evaluation Report, which have resulted in benefits being realized by shareholders.
The Board also considered reports on adviser-paid fees (commonly referred to as “revenue sharing”) that were provided to the Board throughout the year and in connection with the May Meetings. The Board considered that Federated Hermes and the CCO believe that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, and should not be viewed to evaluate the reasonableness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which is compounded by the lack of any uniform methodology or pattern with respect to structuring fund advisory fees with breakpoints that serve to reduce the fees as a fund attains a certain size.
Other Benefits
The Board considered information regarding the compensation and other ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds. In connection with the Board’s governance of other Federated Hermes Funds, the Board noted that, in addition to receiving advisory fees under the Federated Hermes Funds’ investment advisory contracts, Federated Hermes’ affiliates also receive fees for providing other services to the Federated Hermes Funds under separate contracts (e.g., for serving as the Federated Hermes Funds’ administrator and distributor). In this regard, the Board considered that certain of Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing any indirect benefit that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds.
Semi-Annual Shareholder Report
29

Conclusions
The Board considered: (i) the CCO’s conclusion that his observations and the information accompanying the CCO Fee Evaluation Report show that the management fee for the Fund is reasonable; and (ii) the CCO’s recommendation that the Board approve the management fee. The Board noted that, under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Contract by the CCO. The CCO also recognized that the Board’s evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its ongoing oversight of the Federated Hermes Funds.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Trustees, unanimously voted to approve the continuation of the Contract. The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were deemed to be relevant, the Board’s determination to approve the continuation of the Contract reflects its view that Federated Hermes’ performance and actions provided a satisfactory basis to support the determination to approve the continuation of the existing arrangement.
Semi-Annual Shareholder Report
30

Liquidity Risk Management Program–
Annual Evaluation of Adequacy and Effectiveness
In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), Federated Hermes Adviser Series (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) for Federated Hermes Conservative Microshort Fund (the “Fund” and, collectively with the other non-money market open-end funds advised by Federated Hermes, the “Federated Hermes Funds”). The Program seeks to assess and manage the Fund’s liquidity risk. “Liquidity risk” is defined under the Liquidity Rule as the risk that the Fund is unable to meet redemption requests without significantly diluting remaining investors’ interests in the Fund. The Board of Trustees of the Trust (the “Board”) has approved the designation of each Federated Hermes Fund’s investment adviser as the administrator for the Program (the “Administrator”) with respect to that Fund. The Administrator, in turn, has delegated day-to-day responsibility for the administration of the Program to multiple Liquidity Risk Management Committees, which are comprised of representatives from certain divisions within Federated Hermes.
The Program is comprised of various components designed to support the assessment and/or management of liquidity risk, including: (1) the periodic assessment (no less frequently than annually) of certain factors that influence the Fund’s liquidity risk; (2) the periodic classification (no less frequently than monthly) of the Fund’s investments into one of four liquidity categories that reflect an estimate of their liquidity under current market conditions; (3) a 15% limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); (4) to the extent a Fund does not invest primarily in “highly liquid investments” (as defined under the Liquidity Rule), the determination of a minimum percentage of the Fund’s assets that generally will be invested in highly liquid investments (an “HLIM”); (5) if a Fund has established an HLIM, the periodic review (no less frequently than annually) of the HLIM and the adoption of policies and procedures for responding to a shortfall of the Fund’s highly liquid investments below its HLIM; and (6) periodic reporting to the Board.
At its meetings in May 2022, the Board received and reviewed a written report (the “Report”) from the Federated Hermes Funds’ Chief Compliance Officer and Chief Risk Officer, on behalf of the Administrator, concerning the operation of the Program for the period from April 1, 2021 through March 31, 2022 (the “Period”). The Report addressed the operation of the Program and assessed its adequacy and effectiveness, including, where applicable, the operation of any HLIM established for a Federated Hermes Fund and each Federated Hermes Fund’s access to other available funding sources such as the Federated Hermes Funds’ interfund lending facility, redemptions in-kind, reverse repurchase agreement transactions, redemptions
Semi-Annual Shareholder Report
31

delayed beyond the normal T+1 settlement, but within seven days of the redemption request, and committed lines of credit. There were no material changes to the Program during the Period. The Report summarized the operation of the Program and the information and factors considered by the Administrator in assessing whether the Program has been adequately and effectively implemented with respect to the Federated Hermes Funds. Such information and factors included, among other things:
◾ confirmation that it was not necessary for the Fund to utilize, and the Fund did not utilize, alternative funding sources during the Period;
◾ the periodic classifications of the Fund’s investments into one of four liquidity categories and the methodologies and inputs used to classify the investments, including the Fund’s reasonably anticipated trade size;
◾ the analysis received from a third-party liquidity assessment vendor that is taken into account in the process of determining the liquidity classifications of the Fund’s investments and the results of an evaluation of the services performed by the vendor in support of this process;
◾ the fact that the Fund invested primarily in highly liquid investments during the Period and, therefore, was not required to establish, and has not established, an HLIM and the procedures for monitoring the status of the Fund as investing primarily in highly liquid investments;
◾ the fact that the Fund invested no more than 15% of its assets in illiquid investments during the Period and the procedures for monitoring this limit;
◾ the fact that there were no liquidity events during the Period, that materially affected the Fund’s liquidity risk;
◾ the impact on liquidity and management of liquidity risk caused by extended non-U.S. market closures and confirmation that there were no issues for any of the affected Federated Hermes Funds in meeting shareholder redemptions at any time during these temporary non-U.S. market closures;
◾ circumstances during the Period under which the Administrator convened meetings of the Liquidity Risk Management Committees more frequently than normal to conduct enhanced liquidity risk monitoring, including prior to the Russian invasion of Ukraine.
Based on this review, the Administrator concluded that the Program is operating effectively to assess and manage the Fund’s liquidity risk, and that the Program has been and continues to be adequately and effectively implemented to monitor and, as applicable, respond to the Fund’s liquidity developments.
Semi-Annual Shareholder Report
32

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-341-7400, Option #4. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC’s website at sec.gov.
Quarterly Portfolio Schedule
Each fiscal quarter, the Fund will file with the SEC a complete schedule of its monthly portfolio holdings on “Form N-PORT.” The Fund’s holdings as of the end of the third month of every fiscal quarter, as reported on Form N-PORT, will be publicly available on the SEC’s website at sec.gov within 60 days of the end of the fiscal quarter upon filing. You may also access this information via the link to the Fund and share class name at FederatedInvestors.com.
Semi-Annual Shareholder Report
33

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund’s “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400, Option #4.
Semi-Annual Shareholder Report
34

Federated Hermes Conservative Microshort Fund
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31423A473
Q455167 (4/23)
© 2023 Federated Hermes, Inc.

Semi-Annual Shareholder Report
February 28, 2023

Share Class | Ticker	Institutional | FHMIX

Federated Hermes Conservative Municipal Microshort Fund
Established 2021

A Portfolio of Federated Hermes Adviser Series
Dear Valued Shareholder,
We are pleased to present the Semi-Annual Shareholder Report for your fund covering the period from September 1, 2022 through February 28, 2023. This report includes a complete listing of your fund’s holdings, performance information and financial statements along with other important fund information.
As a global leader in active, responsible investment management, Federated Hermes is guided by our conviction that responsible investing is the best way to create wealth over the long term. The company provides capabilities across a wide range of asset classes to investors around the world.
In addition, FederatedInvestors.com offers quick and easy access to valuable resources that include timely fund updates, economic and market insights from our investment strategists and financial planning tools. You can also access many of those insights by following us on Twitter (@FederatedHermes) and LinkedIn.
Thank you for investing with us. We hope you find this information useful and look forward to keeping you informed.
Sincerely,

J. Christopher Donahue, President

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)
At February 28, 2023, the Fund’s sector composition1 was as follows:
Sector Composition	Percentage of Total Net Assets
Multi-Family Housing	24.6%
Industrial Development/Pollution Control	24.4%
Electric & Gas	17.4%
General Obligation-Local	10.9%
Single Family Housing	3.7%
Special Tax	1.4%
Higher Education	1.3%
Other Transportation	0.7%
Hospital	0.7%
General Obligation-State	0.3%
Other[2]	15.4%
Other Assets and Liabilities—Net[3]	(0.8)%
TOTAL	100%

1
Sector classifications, and the assignment of holdings to such sectors, are based upon the economic sector and/or revenue source of the underlying obligor, as determined by the Fund’s
Adviser. For securities that have been enhanced by a third-party guarantor, such as bond insurers and banks, sector classifications are based upon the economic sector and/or revenue source of the underlying obligor, as determined by the Fund’s Adviser.

2	For purposes of this table, sector classifications constitute 85.1% of the Fund’s total net assets. Remaining sectors have been aggregated under the designation “Other”.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
At February 28, 2023, the Fund’s effective maturity schedule1 was as follows:
Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	67.2%
8-30 Days	0.7%
31-90 Days	22.0%
91-180 Days	7.5%
181 Days or more	3.4%
Other Assets and Liabilities—Net[2]	(0.8)%
Total	100%

1
Variable rate demand instruments are treated as short-term securities as the repayment of their principal amount at face value can be on demand. For other investments, effective maturity is the unexpired time until final maturity.

2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report
1

Portfolio of Investments
February 28, 2023 (unaudited)
Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS— 100.8%
		Alabama— 3.1%
$2,400,000		West Jefferson, AL IDB Solid Waste Disposal (Alabama Power Co.), (Series 2008) Daily VRDNs, 2.800%, 3/1/2023	$ 2,400,000
2,200,000		Wilsonville, AL IDB (Alabama Power Co.), (Series D) (Gaston Plant) Daily VRDNs, 2.700%, 3/1/2023	2,200,000
		TOTAL	4,600,000
		Arkansas— 3.3%
5,000,000		Blytheville, AR (Nucor Corp.), (Series 2002) Weekly VRDNs, 4.000%, 3/1/2023	5,000,000
		California— 16.1%
1,000,000		California HFA, Mizuho 3a-7 (Series 2022-MIZ9097) VRENs, (GTD by Mizuho Bank Ltd.)/(Mizuho Bank Ltd. LIQ), 3.670%, 3/2/2023	1,000,000
5,600,000		California Statewide Communities Development Authority (Kensington Apartments LP), Tender Option Bond Trust Floater Certificates (Series 2022-MIZ9113) VRENs, (GTD by Mizuho Bank Ltd.)/(Mizuho Bank Ltd. LIQ), 3.670%, 3/2/2023	5,600,000
7,300,000		Nuveen California AMT-Free Quality Municipal Income Fund, (Series A) VRDPs, 3.870%, 3/1/2023	7,300,000
1,445,000		Nuveen California Quality Municipal Income Fund, RIB floater Trust (Series 2022-FR-RI-005) VRENs, (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 3.750%, 3/2/2023	1,445,000
2,000,000		River Islands, CA Public Financing Authority (River Islands, CA Public Financing Authority-Community Facilities District No. 2015-1), Tender Option Bond Trust Floater Certificates (Series 2022-MIZ9110) VRENs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 3.670%, 3/2/2023	2,000,000
6,700,000		San Francisco, CA City and County (1500 Mission Urban Housing LP), Mizuho 3A-7 (Series 2022-MIZ9115) VRENs, (GTD by Mizuho Bank Ltd.)/(Mizuho Bank Ltd. LIQ), 3.720%, 3/2/2023	6,700,000
		TOTAL	24,045,000
		Colorado— 0.5%
766,764		Colorado HFA (Steele San Juan, LLC), Mizuho 3a-7 (Series 2021-MIZ9068) VRENs, (GTD by Mizuho Bank Ltd.)/(Mizuho Bank Ltd. LIQ), 3.670%, 3/2/2023	766,764
		Connecticut— 0.0%
55,000		Connecticut State Special Transportation Fund, RBC Muni Products (Series G-110) TOBs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 3.600%, Optional Tender 4/3/2023	55,000
		Florida— 0.7%
1,000,000		Florida Development Finance Corp. (Brightline Florida Passenger Rail Expansion), (Series A) TOBs, (GTD by United States Treasury), 2.900%, Mandatory Tender 4/4/2023	998,928
Semi-Annual Shareholder Report
2

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS— continued
		Georgia— 3.7%
$1,200,000		Appling County, GA Development Authority (Georgia Power Co.), (1st Series 1997) Daily VRDNs, 2.850%, 3/1/2023	$ 1,200,000
1,900,000		Burke County, GA Development Authority (Georgia Power Co.), (2018 1st Series) Daily VRDNs, 2.700%, 3/1/2023	1,900,000
800,000		Burke County, GA Development Authority (Georgia Power Co.), (Third Series 2012) Daily VRDNs, 3.000%, 3/1/2023	800,000
1,600,000		Heard County, GA Development Authority (Georgia Power Co.), (First Series 1997) Daily VRDNs, 3.050%, 3/1/2023	1,600,000
		TOTAL	5,500,000
		Idaho— 0.3%
395,000		American Falls, ID Reservoir District (Idaho Power Co.), (Series 2000) Weekly VRDNs, 3.750%, 3/1/2023	395,000
		Illinois— 1.6%
1,960,000		Illinois Finance Authority (Saint Xavier University), (Series 2006) Weekly VRDNs, (Huntington National Bank LOC), 3.490%, 3/2/2023	1,960,000
500,000		Illinois State, GO Bonds (Series 2022A), 5.000%, 3/1/2023	500,000
		TOTAL	2,460,000
		Kentucky— 7.7%
1,000,000		Kentucky Economic Development Finance Authority (CommonSpirit Health), (Series 2004 C) Weekly VRDNs, 3.700%, 3/1/2023	1,000,000
4,900,000		Louisville & Jefferson County, KY Metropolitan Government (Louisville Gas & Electric Co.), (Series A) Weekly VRDNs, 3.550%, 3/3/2023	4,900,000
1,200,000		Louisville & Jefferson County, KY Metropolitan Government (Louisville Gas & Electric Co.), (Series B) Weekly VRDNs, 3.450%, 3/3/2023	1,200,000
4,400,000		Meade County, KY Industrial Building Revenue Authority (Nucor Corp.), (Series 2021B-1) Daily VRDNs, 3.400%, 3/1/2023	4,400,000
		TOTAL	11,500,000
		Louisiana— 0.1%
150,000		Louisiana Stadium and Exposition District, BANs (Series 2021), 4.000%, 7/3/2023	150,028
		Massachusetts— 0.7%
1,000,000		Massachusetts Development Finance Agency (Nantucket Electric Co.), (Series 2004), CP, (GTD by Massachusetts Electric Co.), 3.750%, Mandatory Tender 4/11/2023	1,000,056
		Mississippi— 0.3%
120,000		Mississippi Business Finance Corp. (Tri-State Truck Center, Inc.), (Series 2008) Weekly VRDNs, (Regions Bank LOC), 3.570%, 3/2/2023	120,000
400,000		Mississippi Home Corp. (Shady Lane Group LP), Tender Option Bond Trust Floater Certificates (Series 2022-XF1134) Weekly VRDNs, (Deutsche Bank AG LIQ)/(Deutsche Bank AG LOC), 3.720%, 3/2/2023	400,000
		TOTAL	520,000
Semi-Annual Shareholder Report
3

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS— continued
		Missouri— 1.9%
$2,810,000		Kansas City, MO Planned Industrial Expansion Authority (EPD3 Ridgeview LP), Mizuho 3a-7 (2022-MIZ9086) VRENs, (GTD by Mizuho Bank Ltd.)/(Mizuho Bank Ltd. LIQ), 3.670%, 3/2/2023	$ 2,810,000
		Multi-State— 1.9%
2,800,000		Nuveen Municipal Credit Income Fund, PUTTERs 3a-7 (Series 5039) (VMFP Series C) Daily VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 3.670%, 3/1/2023	2,800,000
		New Jersey— 11.6%
1,989,000		Alpine Borough, NJ BANs, 4.750%, 8/15/2023	1,993,834
1,538,000		Garwood, NJ BANs, 5.000%, 8/3/2023	1,544,342
1,500,000		Lakewood Township, NJ BANs, 4.250%, 10/24/2023	1,500,272
5,500,000		New Jersey State Economic Development Authority (Jewish Community Housing Corporation of Metropolitan New Jersey), (Series 2010) Weekly VRDNs, (Valley National Bank LOC), 3.540%, 3/2/2023	5,500,000
1,500,000		North Hunterdon-Vorhees, NJ Regional High School District BANs, 4.250%, 7/21/2023	1,499,866
729,270		Pemberton Township, NJ, (Series 2022) BANs, 4.000%, 5/31/2023	729,195
1,148,400		Stone Harbor, NJ BANs, 5.000%, 10/13/2023	1,152,672
1,000,000		West Wildwood, NJ BANs, 4.500%, 2/27/2024	1,004,661
1,000,000		Woolwich, NJ BANs, 3.750%, 5/30/2023	999,640
1,398,190		Wyckoff Township, NJ BANs, 4.500%, 9/19/2023	1,398,519
		TOTAL	17,323,001
		New York— 9.1%
355,000		Albany, NY Housing Authority (Nutgrove Garden Apartments), (Series 2005) Weekly VRDNs, (Citizens Bank, N.A., Providence LOC), 3.930%, 3/2/2023	355,000
1,500,000		Greater Southern Tier Board of Cooperative Educational Services, NY RANs, 4.000%, 6/30/2023	1,499,505
1,072,545		Hannibal, NY CSD BANs, 4.250%, 6/28/2023	1,073,053
805,000		Lowville, NY, (Series A) BANs, 3.250%, 8/24/2023	801,881
4,990,000		New York State HFA (42nd and 10th Street Associates LLC), 3a-7 High Grade Trust (Series 2022-007) VRENs, (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 3.820%, 3/2/2023	4,990,000
3,900,000		Nuveen New York AMT-Free Quality Municipal Income Fund, 800 (Series A) MuniFund Preferred Shares Weekly VRDPs, 3.870%, 3/1/2023	3,900,000
1,000,000		Walton, NY CSD BANs, 4.000%, 6/28/2023	999,516
		TOTAL	13,618,955
		North Carolina— 0.7%
400,000		Hertford County, NC Industrial Facilities & PCFA (Nucor Corp.), (Series 2000A) Weekly VRDNs, 4.000%, 3/1/2023	400,000
Semi-Annual Shareholder Report
4

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS— continued
		North Carolina— continued
$ 720,000
Selma, NC Housing Authority Multi Family Revenue (GREH Lizzie Mill, NC
TC LLC), Tender Option Bond Certificates (Series 2022-XF1133) Weekly
VRDNs, (Deutsche Bank AG LIQ)/(Deutsche Bank AG LOC),
3.720%, 3/2/2023
			$ 720,000
		TOTAL	1,120,000
		Oklahoma— 3.7%
5,500,000		Muskogee, OK Industrial Trust (Oklahoma Gas and Electric Co.), (1995 Series A) Weekly VRDNs, 3.600%, 3/1/2023	5,500,000
		Pennsylvania— 4.5%
280,000		East Hempfield Township, PA IDA (BGT Realty), (Series of 2005) Weekly VRDNs, (Fulton Bank, N.A. LOC), 3.720%, 3/2/2023	280,000
1,500,000		Pennsylvania Economic Development Financing Authority (PPL Energy Supply LLC), (Series 2009B) Weekly VRDNs, (MUFG Bank Ltd. LOC), 4.700%, 3/1/2023	1,500,000
1,500,000		Pennsylvania Economic Development Financing Authority (PPL Energy Supply LLC), (Series 2009C) Weekly VRDNs, (MUFG Bank Ltd. LOC), 4.700%, 3/1/2023	1,500,000
2,500,000		Pennsylvania Economic Development Financing Authority (Republic Services, Inc.), (Series 2014) TOBs, 3.800%, Mandatory Tender 4/3/2023	2,498,297
1,000,000		Pennsylvania Economic Development Financing Authority (Republic Services, Inc.), (Series A) TOBs, 3.450%, Mandatory Tender 4/17/2023	998,589
		TOTAL	6,776,886
		Texas— 24.0%
500,000		Austin, TX Affordable Public Finance Authority (LDG Belmont LP), Tender Option Bond Trust Floater Certificates (Series 2021-XF1102) Weekly VRDNs, (Deutsche Bank AG LIQ)/(Deutsche Bank AG LOC), 3.720%, 3/2/2023	500,000
5,500,000		Dallas, TX Housing Finance Corp. (LDG Ridge at Lancaster LP), Tender Option Bond Trust Floater Certificates (Series 2021-XF1109) Weekly VRDNs, (Deutsche Bank AG LIQ)/(Deutsche Bank AG LOC), 3.720%, 3/2/2023	5,500,000
5,600,000		North Central Texas HFDC (Gala at Waxahachie, LP), Tender Option Bond Trust Certificates (Series 2021-XF1099) Weekly VRDNs, (Deutsche Bank AG LIQ)/(Deutsche Bank AG LOC), 3.720%, 3/2/2023	5,600,000
500,000		Port of Port Arthur Navigation District of Jefferson County, TX (Motiva Enterprises LLC), (Series 2002) Weekly VRDNs, 4.330%, 3/1/2023	500,000
6,800,000		Port of Port Arthur Navigation District of Jefferson County, TX (Motiva Enterprises LLC), (Series 2010A) Daily VRDNs, 3.150%, 3/1/2023	6,800,000
5,900,000		Port of Port Arthur Navigation District of Jefferson County, TX (Motiva Enterprises LLC), (Series 2010B) Daily VRDNs, 3.150%, 3/1/2023	5,900,000
900,000		Port of Port Arthur Navigation District of Jefferson County, TX (Motiva Enterprises LLC), (Series 2010C) Daily VRDNs, 3.160%, 3/1/2023	900,000
2,480,000		Port of Port Arthur Navigation District of Jefferson County, TX (Motiva Enterprises LLC), (Series 2010D) Weekly VRDNs, 4.250%, 3/1/2023	2,480,000
6,150,000		Port of Port Arthur Navigation District of Jefferson County, TX (Motiva Enterprises LLC), (Series 2010E) Weekly VRDNs, 4.270%, 3/1/2023	6,150,000
Semi-Annual Shareholder Report
5

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS— continued
		Texas— continued
$1,500,000		Travis County, TX Housing Finance Corp. (Roers Austin Apartments Owner II LP), MIZUHO 3A-7 (Series 2023-MIZ9127) VRENs, (GTD by Mizuho Bank Ltd.)/(Mizuho Bank Ltd. LIQ), 3.720%, 3/2/2023	$ 1,500,000
		TOTAL	35,830,000
		Wisconsin— 5.3%
7,400,000		Appleton, WI Redevelopment Authority (Fox Cities Performing Arts Center), (Series 2001B) Weekly VRDNs, (Associated Bank, N.A. LOC), 3.750%, 3/1/2023	7,400,000
450,000		Public Finance Authority, WI (Atlantic Housing Foundation, Inc.), Mizuho 3a-7 (2022-MIZ9092) VRENs, (GTD by Mizuho Bank Ltd.)/(Mizuho Bank Ltd. LIQ), 3.670%, 3/2/2023	450,000
		TOTAL	7,850,000
		TOTAL INVESTMENT IN SECURITIES—100.8% (IDENTIFIED COST $150,656,809)[2]	150,619,618
		OTHER ASSETS AND LIABILITIES - NET—(0.8)%[3]	(1,262,674)
		TOTAL NET ASSETS—100%	$149,356,944
Securities that are subject to the federal alternative minimum tax (AMT) represent 19.2% of the portfolio as calculated based upon total market value.
1
Current rate and current maturity or next reset date shown for floating rate notes and variable rate notes/demand instruments. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

2	Also represents cost of investments for federal tax purposes.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at February 28, 2023.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Semi-Annual Shareholder Report
6

As of February 28, 2023, all investments of the Fund utilized Level 2 inputs in valuing the Fund’s assets carried at fair value.
The following acronym(s) are used throughout this portfolio:
AMT	—Alternative Minimum Tax
BANs	—Bond Anticipation Notes
CP	—Commercial Paper
CSD	—Central School District
GO	—General Obligation
GTD	—Guaranteed
HFA	—Housing Finance Authority
HFDC	—Health Facility Development Corporation
IDA	—Industrial Development Authority
IDB	—Industrial Development Bond
LIQ	—Liquidity Agreement
LOC	—Letter of Credit
PCFA	—Pollution Control Financing Authority
PUTTERs	—Puttable Tax-Exempt Receipts
RANs	—Revenue Anticipation Notes
TOBs	—Tender Option Bonds
VRDNs	—Variable Rate Demand Notes
VRDPs	—Variable Rate Demand Preferreds
VRENs	—Variable Rate Extendible Notes
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
7

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited)	Year Ended	Period Ended
	2/28/2023	8/31/2022	8/31/2021[1]
Net Asset Value, Beginning of Period	$10.00	$10.00	$10.00
Income From Investment Operations:
Net investment income (loss)	0.14[2]	0.09[2]	0.02
Net realized and unrealized gain (loss)	(0.01)	(0.03)	(0.00)[3]
TOTAL FROM INVESTMENT OPERATIONS	0.13	0.06	0.02
Less Distributions:
Distributions from net investment income	(0.13)	(0.06)	(0.02)
Net Asset Value, End of Period	$10.00	$10.00	$10.00
Total Return[4]	1.36%	0.60%	0.16%
Ratios to Average Net Assets:
Net expenses[5]	0.12%[6]	0.05%	0.05%[6]
Net investment income	2.74%[6]	0.91%	0.28%[6]
Expense waiver/reimbursement[7]	0.30%[6]	0.56%	2.06%[6]
Supplemental Data:
Net assets, end of period (000 omitted)	$149,357	$130,017	$10,247
Portfolio turnover[8]	30%	32%	0%

1	Reflects operations for the period from February 3, 2021 (commencement of operations) to August 31, 2021.
2	Per share numbers have been calculated using the average shares method.
3	Represents less than $0.01.
4	Based on net asset value. Total returns for periods of less than one year are not annualized.
5	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
6	Computed on an annualized basis.
7
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

8	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
8

Statement of Assets and Liabilities
February 28, 2023 (unaudited)

Assets:
Investment in securities, at value (identified cost $150,656,809)	$150,619,618
Cash	2,166,326
Income receivable	693,027
Receivable for shares sold	4,308
Total Assets	153,483,279
Liabilities:
Payable for investments purchased	4,009,832
Payable for shares redeemed	83,887
Income distribution payable	10,969
Payable to adviser (Note 5)	3,929
Payable for administrative fee (Note 5)	319
Payable for Directors’/Trustees’ fees (Note 5)	111
Accrued expenses (Note 5)	17,288
Total Liabilities	4,126,335
Net assets for 14,937,259 shares outstanding	$149,356,944
Net Assets Consist of:
Paid-in capital	$149,372,588
Total distributable earnings (loss)	(15,644)
Total Net Assets	$149,356,944
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$149,356,944 ÷ 14,937,259 shares outstanding, no par value, unlimited shares authorized	$10.00
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
9

Statement of Operations
Six Months Ended February 28, 2023 (unaudited)

Investment Income:
Interest	$3,285,385
Expenses:
Investment adviser fee (Note 5)	286,289
Administrative fee (Note 5)	90,145
Custodian fees	4,743
Transfer agent fees	7,826
Directors’/Trustees’ fees (Note 5)	679
Auditing fees	15,053
Legal fees	5,045
Portfolio accounting fees	36,287
Share registration costs	25,626
Printing and postage	9,225
Miscellaneous (Note 5)	10,836
TOTAL EXPENSES	491,754
Waiver and Reimbursement:
Waiver of investment adviser fee (Note 5)	(286,054)
Reimbursement of other operating expenses (Note 5)	(62,789)
TOTAL WAIVER AND REIMBURSEMENT	(348,843)
Net expenses	142,911
Net investment income	3,142,474
Net change in unrealized depreciation of investments	(6,379)
Change in net assets resulting from operations	$3,136,095
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
10

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 2/28/2023	Year Ended 8/31/2022
Increase (Decrease) in Net Assets
Operations:
Net investment income	$3,142,474	$524,848
Net realized gain (loss)	—	(1,992)
Net change in unrealized appreciation/depreciation	(6,379)	(31,427)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	3,136,095	491,429
Distributions to Shareholders	(3,126,616)	(516,555)
Share Transactions:
Proceeds from sale of shares	260,782,760	137,704,240
Net asset value of shares issued to shareholders in payment of distributions declared	3,072,208	491,308
Cost of shares redeemed	(244,524,835)	(18,400,299)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	19,330,133	119,795,249
Change in net assets	19,339,612	119,770,123
Net Assets:
Beginning of period	130,017,332	10,247,209
End of period	$149,356,944	$130,017,332
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
11

Notes to Financial Statements
February 28, 2023 (unaudited)
1. ORGANIZATION
Federated Hermes Adviser Series (the “Trust”) was established as a Delaware statutory trust on July 12, 2017, and is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 13 portfolios. The financial statements included herein are only those of Federated Hermes Conservative Municipal Microshort Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers one class of shares: Institutional Shares. Class A Shares are effective with the Securities and Exchange Commission (SEC), but currently are not yet offered for sale. The investment objective of the Fund is to provide current income consistent with preservation of capital with an emphasis on maintaining liquidity on a tax-exempt basis.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
◾
Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Investment Management Company (the “Adviser”).
◾
Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
◾
For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance
Semi-Annual Shareholder Report
12

with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation Procedures
Pursuant to Rule 2a-5 under the Act, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment
Semi-Annual Shareholder Report
13

income, if any, are declared daily and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. The detail of the total fund expense waiver and reimbursement of $348,843 is disclosed in Note 5.
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code of 1986 (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended February 28, 2023, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of February 28, 2023, tax years 2021 and 2022 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the State of Delaware.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Adviser.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
Semi-Annual Shareholder Report
14

3. SHARES OF BENEFICIAL INTEREST
The following table summarizes share activity:
	Six Months Ended 2/28/2023	Year Ended 8/31/2022
Shares sold	26,078,276	13,770,424
Shares issued to shareholders in payment of distributions declared	307,221	49,131
Shares redeemed	(24,452,483)	(1,840,031)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	1,933,014	11,979,524
4. FEDERAL TAX INFORMATION
At February 28, 2023, the cost of investments for federal tax purposes was $150,656,809. The net unrealized depreciation of investments for federal tax purposes was $37,191. This consists of unrealized appreciation from investments for those securities having an excess of value over cost of $639 and unrealized depreciation from investments for those securities having an excess of cost over value of $37,830.
As of August 31, 2022, the Fund had a capital loss carryforward of $2,657 which will reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, these net capital losses retain their character as either short-term or long-term and do not expire.
The following schedule summarizes the Fund’s capital loss carryforwards:
Short-Term	Long-Term	Total
$2,657	$—	$2,657
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.25% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund for competitive reasons such as to maintain the Fund’s expense ratio, or as and when appropriate, to maintain positive or zero net yields. For the six months ended February 28, 2023, the Adviser voluntarily waived $286,054 of its fee and voluntarily reimbursed $62,789 of other operating expenses.
Semi-Annual Shareholder Report
15

Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended February 28, 2023, the annualized fee paid to FAS was 0.079% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Expense Limitation
The Adviser and certain of its affiliates (which may include FAS) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses, and proxy-related expenses, paid by the Fund, if any) paid by the Fund’s Institutional Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.25% (the “Fee Limit”), up to but not including the later of (the “Termination Date”): (a) November 1, 2023; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Interfund Transactions
During the six months ended February 28, 2023, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $59,210,000 and $152,890,000, respectively. Net realized gain/loss recognized on these transactions was $0.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
Semi-Annual Shareholder Report
16

6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended February 28, 2023, were as follows:
Purchases	$2,161,094
Sales	$1,743,616
7. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement dated June 22, 2022. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to (a) the highest, on any day, of (i) the federal funds effective rate, (ii) the published secured overnight financing rate plus an assigned percentage, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of February 28, 2023, the Fund had no outstanding loans. During the six months ended February 28, 2023, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of February 28, 2023, there were no outstanding loans. During the six months ended February 28, 2023, the program was not utilized.
9. INDEMNIFICATIONS
Under the Fund’s organizational documents, its Officers and Directors/Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund (other than liabilities arising out of their willful misfeasance, bad faith, gross negligence or reckless disregard of their duties to the Fund). In addition, in the normal course of business, the Fund provides certain indemnifications under arrangements with third parties. Typically, obligations to indemnify a third party arise in the context of an arrangement entered into by the Fund under which the Fund agrees to indemnify such third party for certain liabilities arising out of actions taken pursuant to the arrangement, provided the third party’s actions are not deemed to have breached an agreed-upon standard of care (such as willful misfeasance, bad faith, gross negligence or reckless disregard of their duties under the contract). The Fund’s maximum exposure under
Semi-Annual Shareholder Report
17

these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet arisen. The Fund does not anticipate any material claims or losses pursuant to these arrangements at this time, and accordingly expects the risk of loss to be remote.
10. OTHER MATTERS
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread globally. As of the date of the issuance of these financial statements, this coronavirus has resulted in, and may continue to result in, closed borders, enhanced health screenings, disruptions to healthcare service preparation and delivery, quarantines, cancellations, and disruptions to supply chains, workflow operations and consumer activity, as well as general concern and uncertainty. The impact of this coronavirus has resulted in substantial economic volatility. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks. The impact of this outbreak, and other epidemics and pandemics that may arise in the future, could continue to negatively affect the worldwide economy, as well as the economies of individual countries, individual companies (including certain Fund service providers and issuers of the Fund’s investments) and the markets in general in significant and unforeseen ways. In addition, governments, their regulatory agencies, or self-regulatory organizations may take actions in response to the pandemic, including significant fiscal and monetary policy changes, that may affect the instruments in which the Fund invests or the issuers of such investments. Any such impact could adversely affect the Fund’s performance.
Semi-Annual Shareholder Report
18

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from September 1, 2022 to February 28, 2023.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Semi-Annual Shareholder Report
19

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 9/1/2022	Ending Account Value 2/28/2023	Expenses Paid During Period[1]
Actual	$1,000	$1,013.60	$0.60[2]
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,024.20	$0.60[2]

1	Expenses are equal to the Fund’s annualized net expense ratio of 0.12%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period).
2
Actual and Hypothetical expenses paid during the period utilizing the Fund’s current Fee Limit of
0.25% (as reflected in the Notes to Financial Statements, Note 5 under Expense Limitation), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period) would be $1.25 and 1.25, respectively.

Semi-Annual Shareholder Report
20

Evaluation and Approval of Advisory Contract–May 2022
Federated Hermes Conservative Municipal Microshort Fund (the “Fund”)
At its meetings in May 2022 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Investment Management Company (the “Adviser”) with respect to the Fund for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering all of the information and factors believed to be relevant and appropriate on whether to approve the continuation of the existing arrangements. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written evaluation presenting on the topics discussed below. The Board considered the CCO’s independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees. At the request of the Independent Trustees, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer” prior to the elimination of the Senior Officer position in December 2017.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Adviser and its affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes by independent legal counsel on behalf of the Independent Trustees encompassing a wide variety of topics, including those summarized below. The Board also considered such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the Contract, which included detailed
Semi-Annual Shareholder Report
21

information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year since the Fund’s inception and in between regularly scheduled meetings on particular matters as the need arose. The Board also considered information previously requested by the Board and provided by Federated Hermes prior to the May Meeting in connection with the Board’s approval of the initial offering of this new investment vehicle, including Federated Hermes’ recommendation to go forward with the Fund.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates; Federated Hermes’ business and operations; the Adviser’s investment philosophy, personnel and processes; the Fund’s investment objectives and strategies; the Fund’s fees and expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to a group of its peer funds), with due regard for contractual or voluntary expense limitations (if any); the financial condition of Federated Hermes; the Adviser’s profitability with respect to the Fund; and the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any).
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees charged to other registered funds in determining to approve the Contract. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by the adviser to the fund and its shareholders, including the performance of the fund, its benchmark and comparable funds; (2) the adviser’s cost of providing the services and the profitability to the adviser of providing advisory services to the fund); (3) the extent to which the adviser may realize “economies of scale” as the fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with the fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to the adviser because of its relationship with the fund, including research services received from brokers that execute fund trades and any fees paid to affiliates of the adviser for services rendered to the fund; (5) comparative fee and expense structures, including a comparison of management fees paid to the adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other advisory clients of the adviser for what might be viewed as like services; and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of the adviser’s services and fees. The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment
Semi-Annual Shareholder Report
22

advisory contract generally align with the factors listed above. The Board was guided by these factors in its review of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below. The Board recognized that certain of the factors listed above (relating to such matters as Fund performance and any indirect benefits that may accrue to the Federated Hermes as a result of the Adviser’s relationship with the Fund) are essentially impossible to apply before the Fund has experienced any meaningful operating history. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the oversight of the other funds advised by Federated Hermes (each, a “Federated Hermes Fund” and, collectively, the “Federated Hermes Funds”).
In addition to considering the above-referenced factors, the Board was mindful of the preferences and expectations of Fund shareholders and the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew the Contract. In particular, the Board recognized that many shareholders likely have invested in the Fund on the strength of Federated Hermes’ industry standing and reputation and with the expectation that Federated Hermes will have a continuing role in providing advisory services to the Fund. Thus, the Board observed that in the marketplace there are a range of investment options available to the Fund’s shareholders and such shareholders, having had the opportunity to consider other investment options, have effectively selected Federated Hermes by virtue of investing in the Fund.
In determining to approve the continuation of the Contract, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year since the Fund’s inception and specifically with respect to the continuation of the Contract. The Board recognized that its evaluation process is evolutionary and that the factors considered and emphasis placed on relevant factors may change in recognition of changing circumstances in the registered fund marketplace. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss
Semi-Annual Shareholder Report
23

the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the family of Federated Hermes Funds, but its approvals were made on a fund-by-fund basis.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of Federated Hermes dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contract and the range of services provided to the Fund by Federated Hermes. The Board considered the Adviser’s personnel, investment philosophy and process, investment research capabilities and resources, trade operations capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and Federated Hermes’ ability and experience in attracting and retaining qualified personnel to service the Fund. The Board also considered the Adviser’s ability to execute the Fund’s investment program, with due regard for the fact that the Fund did not yet have a meaningful operating history.
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board noted the significant acquisition of Hermes Fund Managers Limited by Federated Hermes, which has deepened the organization’s investment management expertise and capabilities and expanded the investment process for all of the Federated Hermes Funds to have access to analytical resources related to environmental, social and governance (“ESG”) factors and issuer engagement on ESG matters. The Board considered Federated Hermes’ oversight of the securities lending program for the Federated Hermes Funds that engage in securities lending and noted the income earned by the Federated Hermes Funds that participate in such program. In addition, the Board considered the quality of Federated Hermes’ communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Fund and other Federated Hermes Funds. In this regard, the Board took into account Federated Hermes’ communications with the Board in light of the pandemic. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
The Board received and evaluated information regarding Federated Hermes’ regulatory and compliance environment. The Board considered Federated Hermes’ compliance program and compliance history and reports from the CCO about Federated Hermes’ compliance with applicable laws and regulations, including responses to regulatory developments and any
Semi-Annual Shareholder Report
24

compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and the compliance-related resources devoted by Federated Hermes’ in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, including Federated Hermes’ commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board considered Federated Hermes’ approach to internal audits and risk management with respect to the Federated Hermes Funds and its day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led to an increase in the scope of Federated Hermes’ oversight in this regard, including in connection with the designation of the Federated Hermes Funds’ investment advisers as the administrators of the Federated Hermes Funds’ liquidity risk management program.
The Board also considered the implementation of Federated Hermes’ business continuity plans and recognized steps taken by Federated Hermes to continue to provide the same nature, extent and quality of services to the Federated Hermes Funds during the pandemic. In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate, including changes associated with the pandemic.
The Board considered Federated Hermes’ efforts to provide shareholders in the Federated Hermes Funds with a comprehensive array of funds with different investment objectives, policies and strategies. The Board considered the expenses that Federated Hermes had incurred, as well as the entrepreneurial and other risks assumed by Federated Hermes, in sponsoring and providing on-going services to new funds to expand these opportunities for shareholders. The Board noted the benefits to shareholders of being part of the family of Federated Hermes Funds, which include the general right to exchange investments between the same class of shares without the incurrence of additional sales charges.
Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided by the Adviser to the Fund.
Fund Investment Performance
The Board considered the investment performance of the Fund. In evaluating the Fund’s investment performance, the Board considered the Fund’s limited operating history. The Board noted that it monitors the Fund’s performance quarterly as information becomes available. The Board also considered a report comparing the performance of the Fund solely to other funds with a quantitative focus in the Performance Peer Group. In evaluating
Semi-Annual Shareholder Report
25

the Fund’s limited performance track record, the Board considered performance results in light of the Fund’s investment objective, strategies and risks, as disclosed in the Fund’s prospectus. The Board considered detailed investment reports on, and the Adviser’s analysis of, the Fund’s performance that were provided to the Board throughout the year since the Fund’s inception and in connection with the May Meetings.
Based on these considerations, the Board concluded that, in light of the Fund’s limited operating history, additional time is required to evaluate the Adviser’s performance in managing the Fund.
Fund Expenses
The Board considered the advisory fee, and overall expense structure of the Fund and the comparative fee and expense information that had been provided in connection with the May Meetings. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the category of peer funds selected by Morningstar, Inc. (“Morningstar”) (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall Morningstar category. The Board noted the CCO’s view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the reasonableness of the Fund’s fees. The Board considered, in evaluating such comparisons, that in some cases there may be differences in the funds’ objectives or investment management techniques, or the costs to implement the funds, even within the same Expense Peer Group. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall Morningstar category.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged by other advisers for managing funds with comparable investment programs, the Board noted that it found the use of such comparisons to be relevant to its evaluation. The Board focused on comparisons with other similar registered funds more heavily than non-registered fund products or services because such comparisons are believed to be more relevant. The Board considered that other registered funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s shareholders. The Board noted that the range of such other registered funds’ fees and expenses, therefore, appears to be a relevant indicator of what investors have found to be reasonable in the marketplace in which the Fund competes.
Semi-Annual Shareholder Report
26

The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund’s fee rates relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was below the median of the Expense Peer Group, and the Board was satisfied that the overall expense structure of the Fund remained competitive.
The Board also received and considered information about the fees charged by Federated Hermes for providing advisory services to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-registered fund clients (such as institutional separate accounts) and third-party unaffiliated registered funds for which the Adviser or its affiliates serve as sub-adviser. The Board noted the CCO’s conclusion that non-registered fund clients are inherently different products due to the following differences, among others: (i) different types of targeted investors; (ii) different applicable laws and regulations; (iii) different legal structures; (iv) different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; (v) the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing and fund liquidity; (vi) different administrative responsibilities; (vii) different degrees of risk associated with management; and (vi) a variety of different costs. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary registered fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s registered fund, noting the CCO’s view that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party registered fund. The Board noted that the CCO did not consider the fees for providing advisory services to other types of clients to be determinative in judging the appropriateness of the Federated Hermes Funds’ advisory fees.
Based on these considerations, the Board concluded that the fees and total operating expenses of the Fund, in conjunction with other matters considered, are reasonable in light of the services provided.
Profitability
The Board had previously received and considered profitability information furnished by Federated Hermes, as requested by the CCO. Such profitability information included estimates of the allocation of expenses made on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s view that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs on a fund-by-fund basis continues to cause the
Semi-Annual Shareholder Report
27

CCO to question the precision of the process and to conclude that such reports may be unreliable because a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. The Board considered that the Fund was new to Federated Hermes and noted the CCO’s view that any projected cost allocation and/or profit margin does not represent the full or actual cost of operating a fund and makes only rough estimates of the cost to launch a fund. The Board also considered the CCO’s view that, while the Fund is expected to grow in size, the creation and maintenance of the Fund requires a substantial initial investment. In addition, the Board considered the CCO’s view that the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contract is consistent with the methodologies previously reviewed by an independent consultant. The Board noted that the independent consultant had previously conducted a review of the allocation methodologies and reported that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. The Board considered the CCO’s conclusion that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Federated Hermes Funds.
Economies of Scale The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of calculating economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated Hermes has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as: personnel, processes and tools for portfolio management, including the use of market data on which portfolio managers make investment decisions; trading operations; ESG integration and issuer engagement on ESG matters; shareholder services; compliance; business continuity; cybersecurity; internal audit and risk management functions; and technology that supports the provision of investment management services. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments are likely to be shared with the family of Federated Hermes Funds as a whole. In addition, the Board considered that fee waivers and expense reimbursements are another means for potential economies of
Semi-Annual Shareholder Report
28

scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. The Board considered that, in order for the Federated Hermes Funds to remain competitive in the marketplace, Federated Hermes has frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and has disclosed to shareholders and/or reported to the Board its intention to do so (or continue to do so) in the future. The Board also considered Federated Hermes’ reductions in contractual management fees for certain Federated Hermes Funds during the prior year, including in response to the CCO’s recommendations in the prior year’s CCO Fee Evaluation Report, which have resulted in benefits being realized by shareholders.
The Board also considered reports on adviser-paid fees (commonly referred to as “revenue sharing”) that were provided to the Board throughout the year and in connection with the May Meetings. The Board considered that Federated Hermes and the CCO believe that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, and should not be viewed to evaluate the reasonableness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which is compounded by the lack of any uniform methodology or pattern with respect to structuring fund advisory fees with breakpoints that serve to reduce the fees as a fund attains a certain size.
Other Benefits
The Board considered information regarding the compensation and other ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds. In connection with the Board’s governance of other Federated Hermes Funds, the Board noted that, in addition to receiving advisory fees under the Federated Hermes Funds’ investment advisory contracts, Federated Hermes’ affiliates also receive fees for providing other services to the Federated Hermes Funds under separate contracts (e.g., for serving as the Federated Hermes Funds’ administrator and distributor). In this regard, the Board considered that certain of Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing any indirect benefit that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds.
Conclusions
The Board considered: (i) the CCO’s conclusion that his observations and the information accompanying the CCO Fee Evaluation Report show that the management fee for the Fund is reasonable; and (ii) the CCO’s recommendation that the Board approve the management fee. The Board noted
Semi-Annual Shareholder Report
29

that, under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Contract by the CCO. The CCO also recognized that the Board’s evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its ongoing oversight of the Federated Hermes Funds.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Trustees, unanimously voted to approve the continuation of the Contract. The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were deemed to be relevant, the Board’s determination to approve the continuation of the Contract reflects its view that Federated Hermes’ performance and actions provided a satisfactory basis to support the determination to approve the continuation of the existing arrangement.
Semi-Annual Shareholder Report
30

Liquidity Risk Management Program–
Annual Evaluation of Adequacy and Effectiveness
In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), Federated Hermes Adviser Series (the Trust) has adopted and implemented a liquidity risk management program (the “Program”) for Federated Hermes Conservative Municipal Microshort Fund (the “Fund” and, collectively with the other non-money market open-end funds advised by Federated Hermes, the “Federated Hermes Funds”). The Program seeks to assess and manage the Fund’s liquidity risk. “Liquidity risk” is defined under the Liquidity Rule as the risk that the Fund is unable to meet redemption requests without significantly diluting remaining investors’ interests in the Fund. The Board of Trustees of the Trust (the “Board”) has approved the designation of each Federated Hermes Fund’s investment adviser as the administrator for the Program (the “Administrator”) with respect to that Fund. The Administrator, in turn, has delegated day-to-day responsibility for the administration of the Program to multiple Liquidity Risk Management Committees, which are comprised of representatives from certain divisions within Federated Hermes.
The Program is comprised of various components designed to support the assessment and/or management of liquidity risk, including: (1) the periodic assessment (no less frequently than annually) of certain factors that influence the Fund’s liquidity risk; (2) the periodic classification (no less frequently than monthly) of the Fund’s investments into one of four liquidity categories that reflect an estimate of their liquidity under current market conditions; (3) a 15% limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); (4) to the extent a Fund does not invest primarily in “highly liquid investments” (as defined under the Liquidity Rule), the determination of a minimum percentage of the Fund’s assets that generally will be invested in highly liquid investments (an “HLIM”); (5) if a Fund has established an HLIM, the periodic review (no less frequently than annually) of the HLIM and the adoption of policies and procedures for responding to a shortfall of the Fund’s highly liquid investments below its HLIM; and (6) periodic reporting to the Board.
At its meetings in May 2022, the Board received and reviewed a written report (the “Report”) from the Federated Hermes Funds’ Chief Compliance Officer and Chief Risk Officer, on behalf of the Administrator, concerning the operation of the Program for the period from April 1, 2021 through March 31, 2022 (the “Period”). The Report addressed the operation of the Program and assessed its adequacy and effectiveness, including, where applicable, the operation of any HLIM established for a Federated Hermes Fund and each Federated Hermes Fund’s access to other available funding sources such as the Federated Hermes Funds’ interfund lending facility, redemptions in-kind, reverse repurchase agreement transactions, redemptions
Semi-Annual Shareholder Report
31

delayed beyond the normal T+1 settlement, but within seven days of the redemption request, and committed lines of credit. There were no material changes to the Program during the Period. The Report summarized the operation of the Program and the information and factors considered by the Administrator in assessing whether the Program has been adequately and effectively implemented with respect to the Federated Hermes Funds. Such information and factors included, among other things:
◾ confirmation that it was not necessary for the Fund to utilize, and the Fund did not utilize, alternative funding sources during the Period;
◾ the periodic classifications of the Fund’s investments into one of four liquidity categories and the methodologies and inputs used to classify the investments, including the Fund’s reasonably anticipated trade size;
◾ the analysis received from a third-party liquidity assessment vendor that is taken into account in the process of determining the liquidity classifications of the Fund’s investments and the results of an evaluation of the services performed by the vendor in support of this process;
◾ the fact that the Fund invested primarily in highly liquid investments during the Period and, therefore, was not required to establish, and has not established, an HLIM and the procedures for monitoring the status of the Fund as investing primarily in highly liquid investments;
◾ the fact that the Fund invested no more than 15% of its assets in illiquid investments during the Period and the procedures for monitoring this limit;
◾ the fact that there were no liquidity events during the Period, that materially affected the Fund’s liquidity risk;
◾ the impact on liquidity and management of liquidity risk caused by extended non-U.S. market closures and confirmation that there were no issues for any of the affected Federated Hermes Funds in meeting shareholder redemptions at any time during these temporary non-U.S. market closures;
◾ circumstances during the Period under which the Administrator convened meetings of the Liquidity Risk Management Committees more frequently than normal to conduct enhanced liquidity risk monitoring, including prior to the Russian invasion of Ukraine.
Based on this review, the Administrator concluded that the Program is operating effectively to assess and manage the Fund’s liquidity risk, and that the Program has been and continues to be adequately and effectively implemented to monitor and, as applicable, respond to the Fund’s liquidity developments.
Semi-Annual Shareholder Report
32

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-341-7400, Option #4. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC’s website at sec.gov.
Quarterly Portfolio Schedule
Each fiscal quarter, the Fund will file with the SEC a complete schedule of its monthly portfolio holdings on “Form N-PORT.” The Fund’s holdings as of the end of the third month of every fiscal quarter, as reported on Form N-PORT, will be publicly available on the SEC’s website at sec.gov within 60 days of the end of the fiscal quarter upon filing. You may also access this information via the link to the Fund and share class name at FederatedInvestors.com.
Semi-Annual Shareholder Report
33

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund’s “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400, Option #4.
Semi-Annual Shareholder Report
34

Federated Hermes Conservative Municipal Microshort Fund
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31423A457
Q455159 (4/23)
© 2023 Federated Hermes, Inc.

Semi-Annual Shareholder Report
February 28, 2023

Share Class | Ticker	Institutional | FHHIX	R6 | FHHRX

Federated Hermes SDG Engagement High Yield Credit Fund
Fund Established 2019

A Portfolio of Federated Hermes Adviser Series
Dear Valued Shareholder,
We are pleased to present the Semi-Annual Shareholder Report for your fund covering the period from September 1, 2022 through February 28, 2023. This report includes a complete listing of your fund’s holdings, performance information and financial statements along with other important fund information.
The fund invests primarily in a diversified portfolio of high yield fixed-income securities that, in its view, provide the potential for current income and long-term capital appreciation while also contributing to positive societal impact aligned to the United Nations Sustainable Development Goals. Through our pioneering engagement group, EOS at Federated Hermes, we engage with company leaders with the aim of improving on their environmental, social and governance factors, as well as gaining a deep understanding of their business strategy and purpose to ensure company behaviors align with the long-term interests of our clients.
As a global leader in active, responsible investment management, Federated Hermes is guided by our conviction that responsible investing is the best way to create wealth over the long term. The company provides capabilities across a wide range of asset classes to investors around the world.
In addition, FederatedInvestors.com offers quick and easy access to valuable resources that include timely fund updates, economic and market insights from our investment strategists and financial planning tools. You can also access many of those insights by following us on Twitter (@FederatedHermes) and LinkedIn.
Thank you for investing with us. We hope you find this information useful and look forward to keeping you informed.
Sincerely,

J. Christopher Donahue, President

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments Summary Table (unaudited)
At February 28, 2023, the Fund’s sector composition1 was as follows:
Sector Composition	Percentage of Total Net Assets
Banking	10.8%
Capital Goods	10.4%
Basic Industries	8.8%
Telecommunications	7.8%
Utilities	6.2%
Health Care	4.4%
Media	3.4%
Energy	3.4%
Consumer Goods	2.1%
Consumer Non-Cyclical	2.1%
Insurance	1.6%
Technology & Electronics	1.6%
Automotive	1.5%
Real Estate	1.4%
Financial Services	0.9%
Consumer Cyclicals	0.6%
Services	0.5%
Retail	0.5%
U.S. Treasuries	24.9%
Foreign Government/Agencies	1.1%
Derivatives[2]	1.9%
Other Assets and Liabilities—Net[3]	4.1%
TOTAL	100%
1
Sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the Adviser assigns a classification to securities not classified by the GICS and to securities for which the Adviser does not have access to the classification made by the GICS.
2
Based upon net unrealized appreciation (depreciation) or value of the derivative contracts as applicable. Derivative contracts may consist of futures, forwards and swaps. The impact of a derivative contract on the Fund’s performance may be larger than its unrealized appreciation (depreciation) or value may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract’s significance to the portfolio. More complete information regarding the Fund’s direct investments in derivative contracts, including unrealized appreciation (depreciation), value and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this Report.
3
Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report

Portfolio of Investments
February 28, 2023 (unaudited)
Foreign Currency Par Amount or Principal Amount			Value in U.S. Dollars
		CORPORATE BONDS—68.0%
		Automotive—1.5%
EUR 100,000		Goodyear Europe B.V., Sr. Unsecd. Note, REGS, 2.750%, 8/15/2028	$86,092
525,000		Volvo Car AB, Sr. Unsecd. Note, Series EMTN, 2.000%, 1/24/2025	526,877
		TOTAL	612,969
		Banking—10.8%
200,000	[1]	ABN Amro Bank NV, Jr. Sub. Deb., 4.750% (5YR EUR Swap Annual +3.898%), 3/22/2171	182,453
$200,000		Akbank TAS, Sr. Unsecd. Note, REGS, 5.125%, 3/31/2025	188,152
250,000	[1]	Ally Financial, Inc., Jr. Sub. Note, Series C, 4.700% (7-year Constant Maturity Treasury +3.481%), 8/15/2171	184,572
EUR 100,000		Alpha Bank AE, Sub., 5.500% (5YR EUR Swap Annual +5.823%), 6/11/2031	93,796
$200,000	[1]	Argentum Netherlands B.V., Sub., 4.625% (5-year Constant Maturity Treasury +2.764%), 8/15/2171	185,398
200,000	[1]	Banco Mercantil De Norte, Jr. Sub. Deb., REGS, 7.500% (Prime +5.470%), 9/27/2171	187,700
EUR 300,000		Bank of Ireland Group PLC, Sub. Note, Series EMTN, 1.375% (6-month Tbill Auction High Disc Rate +1.650%), 8/11/2031	272,704
GBP 100,000		Bank of Ireland Group PLC, Sub., Series EMTN, 7.594%, 12/6/2032	120,857
$400,000	[1]	BNP Paribas, Jr. Sub. Note, REGS, 4.625% (5-year Constant Maturity Treasury +3.340%), 8/25/2171	314,022
EUR 200,000		Cellnex Finance Co. SA, Series EMTN, 2.000%, 2/15/2033	157,724
$175,000		CIT Group, Inc., Sub., 6.125%, 3/9/2028	179,535
EUR 400,000	[1]	Commerzbank AG, Jr. Sub. Note, 4.250% (5YR EUR Swap Annual +4.387%), 4/9/2171	334,507
200,000	[1]	Cooperatieve Rabobank UA, Jr. Sub. Note, 3.250% (5YR EUR Swap Annual +3.702%), 12/29/2171	179,280
$400,000	[1]	Credit Suisse Group AG, Jr. Sub. Note, REGS, 4.500% (5-year Constant Maturity Treasury +3.554%), 3/3/2171	233,460
EUR 100,000		Deutsche Bank AG, Sr. Unsecd. Note, Series EMTN, 5.625% (5YR EUR Swap Annual +6.000%), 5/19/2031	103,458
$200,000	[1]	DNB Bank ASA, Jr. Sub. Note, Series -, 4.875% (5-year Constant Maturity Treasury +3.140%), 11/12/2170	188,615
300,000	[1]	ING Groep N.V., Jr. Sub. Note, Series NC10, 4.250% (6-month Tbill Auction High Disc Rate +2.862%), 11/16/2170	215,130
Semi-Annual Shareholder Report

Foreign Currency Par Amount or Principal Amount			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Banking—continued
EUR 480,000	[1]	Intesa Sanpaolo SpA, Jr. Sub. Note, 4.125% (5YR EUR Swap Annual +4.274%), 8/27/2171	$379,502
$200,000		Itau Unibanco Holding SA, Sub. Deb., REGS, 4.500% (Prime +2.822%), 11/21/2029	188,630
400,000	[1]	NatWest Markets PLC, Jr. Sub. Note, 4.600% (5-year Constant Maturity Treasury +3.100%), 9/30/2171	294,340
200,000	[1]	UBS Group AG, Jr. Sub. Note, REGS, 4.375%, 8/10/2171	157,597
EUR 200,000	[1]	UniCredit SpA, Jr. Sub. Note, Series EMTN, 3.875%, 6/3/2171	164,472
		TOTAL	4,505,904
		Basic Industries—8.8%
$325,000		Alcoa Nederland Holding B.V., Sr. Unsecd. Note, 144A, 4.125%, 3/31/2029	288,974
400,000		Ashland LLC, Sr. Unsecd. Note, 144A, 3.375%, 9/1/2031	319,024
400,000		Cemex SAB de CV, REGS, 3.875%, 7/11/2031	322,400
45,000		CF Industries Holdings, Inc., Sr. Unsecd. Note, 4.950%, 6/1/2043	37,837
45,000		CF Industries Holdings, Inc., Sr. Unsecd. Note, 5.150%, 3/15/2034	41,932
40,000		Cleveland-Cliffs, Inc., Sr. Unsecd. Note, 7.000%, 3/15/2027	39,600
EUR 100,000		Graphic Packaging International Corp., Sr. Unsecd. Note, REGS, 2.625%, 2/1/2029	91,635
100,000		Graphic Packaging International, LLC, Unsecd. Note, 144A, 2.625%, 2/1/2029	91,635
$200,000		GUSAP III L.P., Sr. Unsecd. Note, REGS, 4.250%, 1/21/2030	183,876
320,000		Huntsman International LLC, Sr. Unsecd. Note, 2.950%, 6/15/2031	254,827
116,000		Novelis Corporation, Sr. Unsecd. Note, 144A, 3.875%, 8/15/2031	94,114
110,000		Novelis Corporation, Sr. Unsecd. Note, 144A, 4.750%, 1/30/2030	96,755
EUR 100,000		Novelis Sheet Ingot Gmbh, Sr. Unsecd. Note, REGS, 3.375%, 4/15/2029	88,731
300,000		Olympus Water US Holding Corp., Sr. Unsecd. Note, REGS, 5.375%, 10/1/2029	248,079
$200,000		Orbia Advance Corp. SAB de CV, Sr. Unsecd. Note, REGS, 2.875%, 5/11/2031	157,700
EUR 100,000		Sappi Papier Holding GmbH, Sr. Unsecd. Note, REGS, 3.625%, 3/15/2028	91,702
300,000	[1]	Solvay S.A., Jr. Sub. Note, 2.500% (5YR EUR Swap Annual +2.977%), 3/2/2171	284,636
Semi-Annual Shareholder Report

Foreign Currency Par Amount or Principal Amount		Value in U.S. Dollars
	CORPORATE BONDS—continued
	Basic Industries—continued
$200,000	SPCM SA, Sr. Unsecd. Note, 144A, 3.375%, 3/15/2030	$167,240
200,000	Summit Digitel Infrastructure, 144A, 2.875%, 8/12/2031	154,157
450,000	Suzano Austria GmbH, Sr. Unsecd. Note, Series DM3N, 3.125%, 1/15/2032	354,945
286,000	Taylor Morrison Communities, Inc./Monarch Communities, Inc., Sr. Unsecd. Note, 144A, 5.125%, 8/1/2030	252,661
	TOTAL	3,662,460
	Capital Goods—10.4%
200,000	ARD Finance SA, Sec. Fac. Bond, 144A, 6.500%, 6/30/2027	163,768
EUR 100,000	Ardagh Metal Packaging, Sr. Unsecd. Note, REGS, 3.000%, 9/1/2029	79,297
GBP 600,000	Ardagh Packaging Finance PLC/Ardagh Holdings, Sr. Unsecd. Note, REGS, 4.750%, 7/15/2027	564,949
$725,000	Ball Corp., Sr. Unsecd. Note, 2.875%, 8/15/2030	579,456
EUR 100,000	Berry Global, Inc., Sec. Fac. Bond, REGS, 1.500%, 1/15/2027	93,801
300,000	Berry Global, Inc., Term Loan—1st Lien, REGS, 1.000%, 1/15/2025	297,541
500,000	Crown European Holdings SA, Sr. Unsecd. Note, REGS, 2.875%, 2/1/2026	502,406
$250,000	Klabin Austria Gmbh, Sr. Unsecd. Note, 144A, 3.200%, 1/12/2031	197,500
400,000	Klabin Austria Gmbh, Sr. Unsecd. Note, REGS, 3.200%, 1/12/2031	316,000
EUR 100,000	Rexel S.A., Sr. Unsecd. Note, 2.125%, 12/15/2028	90,974
$475,000	Sealed Air Corp., Sr. Unsecd. Note, 144A, 4.000%, 12/1/2027	428,374
EUR 102,000	Sig Combibloc Purchaser, Sr. Unsecd. Note, 144A, 2.125%, 6/18/2025	101,703
350,000	Sig Combibloc Purchaser, Sr. Unsecd. Note, REGS, 2.125%, 6/18/2025	348,982
400,000	Smurfit Kappa Treasury Unlimited Company, Sr. Unsecd. Note, 1.000%, 9/22/2033	305,618
100,000	Trivium Packaging Finance BV, Sec. Fac. Bond, REGS, 3.750%, 8/15/2026	96,647
200,000	Verallia, Sr. Unsecd. Note, 1.875%, 11/10/2031	166,689
	TOTAL	4,333,705
	Consumer Cyclicals—0.6%
250,000	LKQ European Holdings B.V., Sr. Unsecd. Note, REGS, 4.125%, 4/1/2028	256,491
Semi-Annual Shareholder Report

Foreign Currency Par Amount or Principal Amount			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Consumer Goods—2.1%
$200,000		Arcelik AS, Sr. Unsecd. Note, 3.000%, 5/27/2026	$190,622
GBP 200,000		Kraft Heinz Foods Co., Sr. Unsecd. Note, 4.125%, 7/1/2027	230,299
$100,000		Kraft Heinz Foods Co., Sr. Unsecd. Note, 4.375%, 6/1/2046	81,727
83,000		Post Holdings, Inc., Sr. Unsecd. Note, 144A, 4.500%, 9/15/2031	69,978
368,000		Post Holdings, Inc., Sr. Unsecd. Note, 144A, 4.625%, 4/15/2030	319,437
		TOTAL	892,063
		Consumer Non-Cyclical—2.1%
460,000		Hanesbrands, Inc., Sr. Unsecd. Note, 144A, 4.875%, 5/15/2026	425,256
542,000		Levi Strauss & Co., Sr. Unsecd. Note, 144A, 3.500%, 3/1/2031	443,660
		TOTAL	868,916
		Energy—3.4%
300,000		Aker BP ASA, Sr. Unsecd. Note, REGS, 3.750%, 1/15/2030	265,061
GBP 100,000	[1]	BP Capital Markets PLC, Sub., 4.250%, 6/22/2071	108,728
$100,000		DCP Midstream Operating LP, Sr. Unsecd. Note, 5.375%, 7/15/2025	98,876
275,000		EnLink Midstream Partners LP, Sr. Unsecd. Note, 5.450%, 6/1/2047	217,148
32,000		EnLink Midstream Partners LP, Sr. Unsecd. Note, 5.600%, 4/1/2044	26,146
300,000		EQT Corp., Sr. Unsecd. Note, 3.900%, 10/1/2027	274,638
39,000		EQT Corp., Sr. Unsecd. Note, 7.500%, 2/1/2030	40,307
387,000		Range Resources Corp., Sr. Unsecd. Note, 4.875%, 5/15/2025	377,978
		TOTAL	1,408,882
		Financial Services—0.9%
230,000	[1]	Barclays Bank PLC, Jr. Sub. Deb., 6.278% (3-month USLIBOR +1.550%), 12/15/2071	227,123
200,000		China Ping An Insurance Overseas (Holdings) Ltd., Sr. Secd. Note, Series EMTN, 2.850%, 8/12/2031	157,931
		TOTAL	385,054
		Health Care—4.4%
519,000		Centene Corp., 2.500%, 3/1/2031	405,087
50,000		Centene Corp., Sr. Unsecd. Note, 2.625%, 8/1/2031	39,017
EUR 200,000	[1]	Eurofins Scientific SE, Jr. Sub. Note, 3.250% (3-month EURIBOR +5.167%), 11/13/2168	195,884
Semi-Annual Shareholder Report

Foreign Currency Par Amount or Principal Amount			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Health Care—continued
EUR 480,000		Grifols Escrow Issuer SA, Sr. Unsecd. Note, REGS, 3.875%, 10/15/2028	$429,550
$50,000		HCA, Inc., Sec. Fac. Bond, 3.500%, 7/15/2051	32,607
EUR 700,000		Iqvia, Inc., Sr. Unsecd. Note, REGS, 2.250%, 3/15/2029	613,006
$149,000		Mozart Debt Merger Sub, Inc., Sec. Fac. Bond, 144A, 3.875%, 4/1/2029	124,322
		TOTAL	1,839,473
		Insurance—1.6%
GBP 325,000	[1]	Phoenix Group Holdings PLC, Jr. Sub. Deb., 5.750% (12-month BPLIBOR +4.169%), 10/26/2170	329,369
EUR 200,000	[1]	UnipolSai Assicurazioni SpA, Jr. Sub. Note, 6.375% (5YR EUR Swap Annual +6.744%), 4/27/2171	188,236
$200,000		Zurich Finance Ireland, Sub. Note, Series EMTN, 3.000% (6-month Tbill Auction High Disc Rate +2.777%), 4/19/2051	156,799
		TOTAL	674,404
		Media—3.4%
EUR 300,000		Altice France Holding SA, Sr. Unsecd. Note, REGS, 4.000%, 2/15/2028	215,961
100,000		Lagardere S.C.A., Sr. Unsecd. Note, 1.750%, 10/7/2027	100,481
550,000		Netflix, Inc., Sr. Unsecd. Note, REGS, 3.625%, 6/15/2030	538,775
$230,000		UPC Broadband Finco BV, Sr. Note, 144A, 4.875%, 7/15/2031	192,832
EUR 100,000		VZ Vendor Financing B.V., Sr. Unsecd. Note, REGS, 2.875%, 1/15/2029	81,274
391,000		Ziggo Bond Co. BV, Sr. Unsecd. Note, REGS, 3.375%, 2/28/2030	313,272
		TOTAL	1,442,594
		Real Estate—1.4%
100,000		CANPACK SA and Eastern PA Land Investment Holding LLC, REGS, 2.375%, 11/1/2027	83,940
$200,000		Country Garden Holdings Co., 5.125%, 1/17/2025	144,694
GBP 200,000		MPT Operating Partnership LP/MPT Finance Corp., Sr. Unsecd. Note, 3.692%, 6/5/2028	169,602
$32,000		MPT Operating Partnership LP/MPT Finance Corp., Sr. Unsecd. Note, 3.500%, 3/15/2031	21,967
EUR 300,000	[1]	Samhallsbyggnadsbolaget i Norden AB, Jr. Sub. Note, 2.625% (5YR EUR Swap Annual +3.227%), 3/14/2171	133,651
100,000	[1]	Samhallsbyggnadsbolaget i Norden AB, Jr. Sub. Note, Series*, 2.624% (5YR EUR Swap Annual +2.814%), 4/30/2171	44,918
		TOTAL	598,772
Semi-Annual Shareholder Report

Foreign Currency Par Amount or Principal Amount			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Retail—0.5%
GBP 100,000		Marks & Spencer PLC, Sr. Unsecd. Note, 3.250%, 7/10/2027	$107,857
$100,000		Marks & Spencer PLC, Sr. Unsecd. Note, REGS, 7.125%, 12/1/2037	90,973
		TOTAL	198,830
		Services—0.5%
EUR 233,000		Catalent Pharma Solutions, Inc., Sr. Unsecd. Note, REGS, 2.375%, 3/1/2028	216,567
		Technology & Electronics—1.6%
$100,000		Dell, Inc., Sr. Unsecd. Note, 5.400%, 9/10/2040	86,574
50,000		NXP BV / NXP Funding LLC / NXP USA Inc., Sr. Unsecd. Note, 2.500%, 5/11/2031	39,521
69,000		NXP BV / NXP Funding LLC / NXP USA Inc., Sr. Unsecd. Note, 3.400%, 5/1/2030	59,753
82,000		Seagate HDD Cayman, Sr. Unsecd. Note, 144A, 4.125%, 1/15/2031	68,109
126,922		Seagate HDD Cayman, Sr. Unsecd. Note, 144A, 9.625%, 12/1/2032	138,902
310,000		Seagate HDD Cayman, Sr. Unsecd. Note, 4.091%, 6/1/2029	267,747
		TOTAL	660,606
		Telecommunications—7.8%
EUR 200,000	[1]	At&t Inc.—OLD, Jr. Sub. Note, Series B, 2.875%, 5/1/2171	195,674
100,000		Cellnex Telecom S.A., Conv. Bond, Series CLNX, 0.750%, 11/20/2031	85,319
100,000		Cellnex Telecom S.A., Sr. Unsecd. Note, 1.875%, 6/26/2029	86,684
200,000		Iliad SA, Sr. Secd. Note, 1.875%, 2/11/2028	173,499
300,000		Infrastrutture Wireless Italiane SPA, Sr. Unsecd. Note, Series EMTN, 1.750%, 4/19/2031	250,733
200,000		Infrastrutture Wireless Italiane SPA, Sr. Unsecd. Note, Series GMTN, 1.625%, 10/21/2028	179,597
200,000		LorcaTelecom Bondco, Term Loan—1st Lien, REGS, 4.000%, 9/18/2027	190,385
$425,000		Lumen Technologies, Inc., Sr. Unsecd. Note, Series P, 7.600%, 9/15/2039	211,053
200,000		Millicom International Cellular S. A., Sr. Unsecd. Note, REGS, 4.500%, 4/27/2031	161,700
300,000	[1]	Network i2i Ltd., Sub. Deb., REGS, 5.650% (Prime +4.274%), 4/15/2171	286,125
100,000		Sprint Corp., Sr. Unsecd. Note, 7.875%, 9/15/2023	101,024
72,000		T-Mobile USA, Inc., 2.250%, 11/15/2031	56,486
Semi-Annual Shareholder Report

Foreign Currency Par Amount or Principal Amount			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Telecommunications—continued
$300,000		T-Mobile USA, Inc., 3.300%, 2/15/2051	$201,357
325,000		Telecom Italia Capital SA, Sr. Unsecd. Note, 6.000%, 9/30/2034	271,861
EUR 600,000	[1]	Telefonica Europe BV, Jr. Sub. Note, 2.376% (8-month EURIBOR +2.616%), 5/12/2171	489,829
$200,000		Turk Telekomunikasyon AS, Sr. Unsecd. Note, REGS, 4.875%, 6/19/2024	188,770
GBP 149,000		Vmed O2 UK Financing I PLC, Sec. Fac. Bond, REGS, 4.500%, 7/15/2031	140,243
		TOTAL	3,270,339
		Utilities—6.2%
$57,000		AES Corp., Sr. Unsecd. Note, 2.450%, 1/15/2031	45,322
200,000		AES Gener S.A., Jr. Sub. Note, REGS, 6.350%, 10/7/2079	187,174
150,000		Clearway Energy Operating LLC, Sr. Unsecd. Note, 144A, 3.750%, 1/15/2032	119,017
443,000		Clearway Energy Operating LLC, Sr. Unsecd. Note, 144A, 3.750%, 2/15/2031	360,923
EUR 300,000	[1]	Enel SpA, Jr. Sub. Note, Series 9.5Y, 1.875% (5YR EUR Swap Annual +0.000%), 9/8/2171	227,273
400,000		Energias de Portugal SA, Jr. Sub. Note, Series NC8, 1.875% (5YR EUR Swap Annual +2.080%), 3/14/2082	314,136
$191,000		Greenko Power II Ltd., Sr. Unsecd. Note, REGS, 4.300%, 12/13/2028	162,559
EUR 151,000		Orsted A/S, Sub., 1.750% (5YR EUR Swap Annual +1.952%), 12/9/3019	135,832
GBP 149,000		Orsted A/S, Sub., Series GBP, 2.500%, 2/18/3021	122,698
$550,000		TerraForm Power Operating LLC, Sr. Unsecd. Note, 144A, 4.750%, 1/15/2030	476,115
EUR 500,000	[1]	Veolia Environnement SA, Jr. Sub. Note, Series 0, 2.500% (5YR EUR Swap Annual +2.840%), 1/20/2029	433,133
		TOTAL	2,584,182
		TOTAL CORPORATE BONDS (IDENTIFIED COST $33,423,577)	28,412,211
		U.S. TREASURIES—24.9%
$6,185,500		United States Treasury Note, 0.250%, 3/15/2024	5,881,072
5,020,200		United States Treasury Note, 0.250%, 8/31/2025	4,507,222
		TOTAL U.S. TREASURIES (IDENTIFIED COST $10,461,683)	10,388,294
Semi-Annual Shareholder Report

Foreign Currency Par Amount or Principal Amount		Value in U.S. Dollars
	FOREIGN GOVERNMENT/AGENCY—1.1%
	Sovereign—1.1%
GBP 400,000	United Kingdom, Government of, Unsecd. Note, 0.125%, 1/31/2024 (IDENTIFIED COST $445,077)	$464,235
	TOTAL INVESTMENT IN SECURITIES—94.0% (IDENTIFIED COST $45,022,258)[2]	39,264,740
	OTHER ASSETS AND LIABILITIES - NET—6.0%[3]	2,493,253
	TOTAL NET ASSETS—100%	$41,757,993
At February 28, 2023, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized (Depreciation)
Long Futures:
United States Treasury Notes 2-Year Long Futures	8	1,629,812	June 2023	$(3,772)
Short Futures:
United States Treasury Notes 10-Year Short Futures	4	446,625	June 2023	$(386)
United States Treasury Ultra Bond Short Futures	4	540,250	June 2023	$(3,106)
NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(7,264)
At February 28, 2023, the Fund had the following open swap contracts:
Credit Default Swaps
Counter- party	Reference Entity	Buy/ Sell	Pay/ Receive Fixed Rate	Expiration Date	Implied Credit Spread at 2/28/ 2023[4]	Notional Amount	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
OTC Swaps:
Goldman Sachs	Schaeffler AG	Sell	5.00%	06/20/2027	1.54%	310,000	41,904	37,710	4,194
Morgan Stanley	Occidental	Sell	1.00%	06/20/2027	1.18%	84,000	(1,008)	(814)	(194)
Morgan Stanley	KB Home	Sell	5.00%	12/20/2027	2.83%	520,000	44,078	14,321	29,757
Morgan Stanley	Tenet Healthcare Corp.	Sell	5.00%	12/20/2027	3.55%	358,000	20,432	12,907	7,525
Semi-Annual Shareholder Report

Counter- party	Reference Entity	Buy/ Sell	Pay/ Receive Fixed Rate	Expiration Date	Implied Credit Spread at 2/28/ 2023[4]	Notional Amount	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Morgan Stanley	Markit iTraxx Europe Crossover Index Series 38	Sell	5.00%	12/20/2027	4.14%	214,000	7,543	3,836	3,707
Morgan Stanley	Lumen Technologies, Inc.	Sell	1.00%	12/20/2027	16.82%	25,000	(9,706)	(4,518)	(5,188)
Morgan Stanley	Toll Brothers, Inc.	Sell	1.00%	12/20/2027	1.75%	335,000	(10,065)	(26,905)	16,840
Morgan Stanley	Markit CDX North America High Yield Index Series 38	Sell	5.00%	12/20/2027	4.63%	6,520,000	91,912	2,264	89,648
Morgan Stanley	Hess Corp.	Sell	1.00%	06/20/2028	1.45%	100,000	(1,954)	(845)	(1,109)
Morgan Stanley	Marks & Spencer PLC	Sell	1.00%	06/20/2028	2.95%	100,000	(8,958)	(9,474)	516
Morgan Stanley	Arcelor Mittal SA	Sell	5.00%	06/20/2028	2.15%	200,000	26,895	29,286	(2,391)
Morgan Stanley	Valeo	Sell	1.00%	06/20/2028	2.83%	370,000	(29,814)	(27,595)	(2,219)
Goldman Sachs	Volvo	Sell	5.00%	06/20/2028	2.55%	50,000	5,437	6,319	(882)
Morgan Stanley	Stellantis N.V.	Sell	5.00%	06/20/2028	1.59%	425,000	70,315	71,177	(862)
Morgan Stanley	Rexel SA	Sell	5.00%	06/20/2028	1.70%	200,000	31,929	26,610	5,319
Morgan Stanley	Virgin Media Finance PLC	Sell	5.00%	06/20/2028	4.26%	381,000	12,110	9,513	2,597
Morgan Stanley	Anglo American PLC	Sell	5.00%	06/20/2028	1.76%	175,000	27,175	29,661	(2,486)
Morgan Stanley	Telecom Italia SpA	Sell	1.00%	06/20/2028	3.61%	200,000	(23,244)	(28,829)	5,585
JPMorgan	Cellnex Telecom SA	Sell	5.00%	06/20/2028	1.98%	100,000	14,269	14,599	(330)
Morgan Stanley	Ford Motor Co.	Sell	5.00%	06/20/2028	3.14%	485,000	37,572	35,092	2,480
Morgan Stanley	Dell, Inc.	Sell	1.00%	06/20/2028	1.48%	500,000	(10,660)	(8,571)	(2,089)
Morgan Stanley	AES Corp.	Sell	5.00%	06/20/2028	1.37%	100,000	16,344	16,791	(447)
Semi-Annual Shareholder Report

Counter- party	Reference Entity	Buy/ Sell	Pay/ Receive Fixed Rate	Expiration Date	Implied Credit Spread at 2/28/ 2023[4]	Notional Amount	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Morgan Stanley	Nokia Oyj	Sell	5.00%	06/20/2028	1.30%	475,000	85,909	89,558	(3,649)
Morgan Stanley	Ally Financial, Inc.	Sell	5.00%	06/20/2028	2.47%	78,000	8,428	6,700	1,728
Morgan Stanley	General Motors Co.	Sell	5.00%	06/20/2028	1.82%	507,000	71,248	62,406	8,842
Morgan Stanley	Goodyear Tire & Rubber Co.	Sell	5.00%	06/20/2028	4.28%	225,000	5,542	7,521	(1,979)
Morgan Stanley	HCA, Inc.	Sell	5.00%	06/20/2028	1.14%	360,000	62,827	65,247	(2,420)
Morgan Stanley	Cleveland- Cliffs, Inc.	Sell	5.00%	06/20/2028	3.14%	145,000	11,294	12,826	(1,532)
Morgan Stanley	Iron Mountain, Inc.	Sell	5.00%	06/20/2028	2.25%	215,000	25,805	28,004	(2,199)
Morgan Stanley	NRG Energy, Inc.	Sell	5.00%	06/20/2028	3.56%	260,000	15,364	10,258	5,106
JPMorgan	Faurecia	Sell	5.00%	06/20/2028	3.48%	100,000	6,899	6,479	420
Goldman Sachs	Faurecia	Sell	5.00%	06/20/2028	3.48%	130,000	8,969	9,991	(1,022)
Goldman Sachs	Faurecia	Sell	5.00%	06/20/2028	3.48%	100,000	6,899	7,685	(786)
TOTAL CREDIT DEFAULT SWAPS							$661,690	$509,210	$152,480
At February 28, 2023, the Fund had the following outstanding foreign exchange contracts:
Settlement Date	Counterparty	Foreign Currency Units to Receive/Deliver	In Exchange For	Unrealized Appreciation (Depreciation)
Contracts Purchased:
3/15/2023	Barclays Bank PLC	175,000 EUR	$185,821	$(546)
3/15/2023	JP Morgan	550,000 EUR	$585,491	$(3,200)
3/15/2023	RBC Europe	250,000 EUR	$266,723	$(2,045)
3/15/2023	State Street Bank	150,000 EUR	$160,410	$(1,603)
Contracts Sold:
3/15/2023	Lloyds Securities, Inc.	150,000 EUR	$163,440	$4,634
3/15/2023	RBC Europe	4,098,036 EUR	$4,373,014	$34,375
3/15/2023	State Street Bank	8,752,718 EUR	$8,752,718	$69,202
3/15/2023	State Street Bank	175,000 EUR	$185,254	$(21)
3/15/2023	State Street Bank	125,000 EUR	$134,821	$2,482
Semi-Annual Shareholder Report

Settlement Date	Counterparty	Foreign Currency Units to Receive/Deliver	In Exchange For	Unrealized Appreciation (Depreciation)
3/15/2023	State Street Bank	100,000 EUR	$108,637	$2,766
3/15/2023	State Street Bank	235,000 EUR	$255,144	$6,346
3/15/2023	State Street Bank	2,100,000 GBP	$2,562,548	$35,822
NET UNREALIZED APPRECIATION ON FOREIGN EXCHANGE CONTRACTS				$148,212
Net Unrealized Appreciation (Depreciation) on Futures Contracts, Foreign Exchange Contracts and value for Swap Contracts is included in “Other Assets and Liabilities—Net.”
1
Perpetual Bond Security. The maturity date reflects the next call date.
2
The cost of investments for federal tax purposes amounts to $45,185,508.
3
Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
4
Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
Note: The categories of investments are shown as a percentage of total net assets at February 28, 2023.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Semi-Annual Shareholder Report

The following is a summary of the inputs used, as of February 28, 2023, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$—	$28,412,211	$—	$28,412,211
Foreign Governments/Agencies	—	464,235	—	464,235
U.S. Treasuries	—	10,388,294	—	10,388,294
TOTAL SECURITIES	$—	$39,264,740	$—	$39,264,740
Other Financial Instruments:
Assets
Foreign Exchange Contracts	$—	$155,627	$—	$155,627
Swap Contracts	—	757,099	—	757,099
Liabilities
Futures	$(7,264)	$—	$—	$(7,264)
Foreign Exchange Contracts	—	(7,415)	—	(7,415)
Swap Contracts	—	(95,409)	—	(95,409)
TOTAL OTHER FINANCIAL INSTRUMENTS	$(7,264)	$809,902	$—	$802,638
The following acronym(s) are used throughout this portfolio:
EMTN	—Euro Medium Term Note
EUR	—Euro
GBP	—Great British Pound
GMTN	—Global Medium Term Note
LIBOR	—London Interbank Offered Rates
OTC	—Over-the-Counter
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 2/28/2023	Year Ended August 31,		Period Ended 8/31/2020[1]
		2022	2021
Net Asset Value, Beginning of Period	$8.89	$10.81	$10.34	$10.00
Income From Investment Operations:
Net investment income	0.16	0.22	0.26	0.37
Net realized and unrealized gain (loss)	0.30	(1.63)	0.58	0.23
TOTAL FROM INVESTMENT OPERATIONS	0.46	(1.41)	0.84	0.60
Less Distributions:
Distributions from net investment income	(0.14)	(0.29)	(0.37)	(0.26)
Distributions from net realized gain	(0.24)	(0.22)	—	—
TOTAL DISTRIBUTIONS	(0.38)	(0.51)	(0.37)	(0.26)
Net Asset Value, End of Period	$8.97	$8.89	$10.81	$10.34
Total Return[2]	5.18%	(13.61)%	8.27%	6.19%
Ratios to Average Net Assets:
Net expenses[3]	0.62%[4,5]	0.62%	0.62%[4]	0.62%[4,5]
Net investment income	3.49%[5]	2.23%	2.54%	4.08%[5]
Expense waiver/reimbursement[6]	0.92%[5]	0.86%	0.95%	1.10%[5]
Supplemental Data:
Net assets, end of period (000 omitted)	$41,719	$45,031	$47,738	$32,603
Portfolio turnover[7]	23%	75%	27%	36%
1
Reflects operations for the period from September 26, 2019 (commencement of operations) to August 31, 2020.
2
Based on net asset value. Total returns for periods of less than one year are not annualized.
3
Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio is 0.62% for the six months ended February 28, 2023, 0.62% for the year ended August 31, 2021 and 0.62% for the period ended August 31, 2020, after taking into account these expense reductions.
5
Computed on an annualized basis.
6
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.
7
Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class R6 Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 2/28/2023[1]	Year Ended 8/31/2022[1]	Period Ended 8/31/2021[1,2]
Net Asset Value, Beginning of Period	$8.89	$10.81	$10.73
Income From Investment Operations:
Net investment income	0.14	0.20	0.11
Net realized and unrealized gain (loss)	0.31	(1.61)	0.02
TOTAL FROM INVESTMENT OPERATIONS	0.45	(1.41)	0.13
Less Distributions:
Distributions from net investment income	(0.14)	(0.29)	(0.05)
Distributions from net realized gain	(0.24)	(0.22)	—
TOTAL DISTRIBUTIONS	(0.38)	(0.51)	(0.05)
Net Asset Value, End of Period	$8.96	$8.89	$10.81
Total Return[3]	5.12%	(13.62)%	1.24%
Ratios to Average Net Assets:
Net expenses[4]	0.57%[5,6]	0.57%	0.53%[6]
Net investment income	3.58%[6]	2.42%	2.39%[6]
Expense waiver/reimbursement[7]	0.94%[6]	0.00%[8]	0.22%[6]
Supplemental Data:
Net assets, end of period (000 omitted)	$39	$0[9]	$0[9]
Portfolio turnover[10]	23%	75%	27%[11]
1
Certain ratios included in Ratios to Average Net Assets and per share amounts may be inflated or deflated as compared to the fee structure for the respective share class as a result of daily systematic allocations being rounded to the nearest penny for fund level income, expense and realized gain/loss amounts. Such differences are immaterial.
2
Reflects operations for the period from June 11, 2021 (commencement of operations) to August 31, 2021.
3
Based on net asset value. Total returns for periods of less than one year are not annualized.
4
Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5
The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio is 0.57% for the six months ended February 28, 2023, after taking into account this expense reduction.
6
Computed on an annualized basis.
7
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.
8
Represents less than 0.01%.
9
Represents less than $1,000.
10
Securities that mature are considered sales for purposes of this calculation.
11
Calculated at the fund level. Percentage indicated was calculated for the fiscal year ended August 31, 2021.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Assets and Liabilities
February 28, 2023 (unaudited)

Assets:
Investment in securities, at value (identified cost $45,022,258)		$39,264,740
Cash denominated in foreign currencies (identified cost $810,697)		804,394
Deposit at broker for futures		744,820
Cash collateral on swap contracts		708,708
Swaps, at value (net premium paid of $616,761)		757,099
Receivable for investments sold		696,044
Income receivable		414,221
Unrealized appreciation on foreign exchange contracts		155,627
Receivable for periodic payments from swap contracts		129,887
Receivable for shares sold		42,198
TOTAL ASSETS		43,717,738
Liabilities:
Payable for investments purchased	$1,142,090
Payable to bank	532,798
Swaps, at value (net premium received of $107,551)	95,409
Payable for shares redeemed	11,326
Unrealized depreciation on foreign exchange contracts	7,415
Payable for portfolio accounting fees	129,729
Payable for adviser (Note 5)	3,403
Accrued expenses (Note 5)	37,575
TOTAL LIABILITIES		1,959,745
Net assets for 4,654,993 shares outstanding		$41,757,993
Net Assets Consists of:
Paid-in capital		$47,947,521
Total distributable earnings (loss)		(6,189,528)
TOTAL NET ASSETS		$41,757,993
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Institutional Shares:
Net asset value per share ($41,718,687 ÷ 4,650,606 shares outstanding), no par value, unlimited shares authorized		$8.97
Class R6 Shares:
Net asset value per share ($39,306 ÷ 4,387 shares outstanding), no par value, unlimited shares authorized		$8.96
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Operations
Six Months Ended February 28, 2023 (unaudited)

Investment Income:
Interest (net of foreign tax withheld of $1,265)			$865,334
Expenses:
Investment adviser fee (Note 5)		$126,320
Administrative fee (Note 5)		17,755
Custodian fees		6,792
Transfer agent fees (Note 2)		14,749
Auditing fees		21,009
Legal fees		4,805
Portfolio accounting fees		92,343
Share registration costs		18,402
Printing and postage		10,379
Miscellaneous (Note 5)		12,994
TOTAL EXPENSES		325,548
Waivers, Reimbursements and Reduction:
Waiver of investment adviser fee (Note 5)	$(126,320)
Reimbursements of other operating expenses (Notes 2 and 5)	(67,718)
Reduction of custodian fees (Note 6)	(288)
TOTAL WAIVERS, REIMBURSEMENTS AND REDUCTION		(194,326)
Net expenses			131,222
Net investment income			734,112
Realized and Unrealized Gain (Loss) on Investments, Foreign Exchange Contracts, Futures Contracts, Swap Contracts and Foreign Currency Transactions:
Net realized loss on investments and foreign currency transactions			(1,274,302)
Net realized gain on foreign exchange contracts			209,921
Net realized gain on futures contracts			189,867
Net realized gain on swap contracts			689,837
Net change in unrealized depreciation of investments and translation of assets and liabilities in foreign currency			1,501,343
Net change in unrealized appreciation of foreign exchange contracts			(476,703)
Net change in unrealized appreciation of futures contracts			(44,758)
Net change in unrealized depreciation of swap contracts			328,241
Net realized and unrealized gain (loss) on investments, foreign exchange contracts, futures contracts, swap contracts and foreign currency transactions			1,123,446
Change in net assets resulting from operations			$1,857,558
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 2/28/2023	Year Ended 8/31/2022
Increase (Decrease) in Net Assets
Operations:
Net investment income	$734,112	$1,060,511
Net realized gain (loss)	(184,677)	1,361,904
Net change in unrealized appreciation/depreciation	1,308,123	(9,458,200)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	1,857,558	(7,035,785)
Distributions to Shareholders:
Institutional Shares	(1,698,357)	(2,402,966)
Class R6 Shares	(1,483)	(5)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(1,699,840)	(2,402,971)
Share Transactions:
Proceeds from sale of shares	6,554,069	19,709,846
Net asset value of shares issued to shareholders in payment of distributions declared	1,234,320	2,258,742
Cost of shares redeemed	(11,219,268)	(15,236,715)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(3,430,879)	6,731,873
Change in net assets	(3,273,161)	(2,706,883)
Net Assets:
Beginning of period	45,031,154	47,738,037
End of period	$41,757,993	$45,031,154
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Notes to Financial Statements
February 28, 2023 (unaudited)
1. ORGANIZATION
Federated Hermes Adviser Series (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 13 portfolios. The financial statements included herein are only those of the Federated Hermes SDG Engagement High Yield Credit Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers two classes of shares, Institutional Shares and Class R6 Shares, which commenced operations on June 11, 2021. Class A Shares and Class C Shares are effective with the Securities and Exchange Commission (SEC), but are not yet offered for sale. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The Fund’s investment objective is to seek current income and long-term capital appreciation alongside positive societal impact.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
◾ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Investment Management Company (the “Adviser”).
◾ Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
◾ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
◾ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
◾ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
◾ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
Semi-Annual Shareholder Report

If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Act, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses
Semi-Annual Shareholder Report

mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
◾ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
◾ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
◾ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Trustees periodically review fair valuations made in response to significant events.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses. The detail of the total fund expense waivers, reimbursements and reduction of $194,326 is disclosed in various locations in this Note 2, Note 5 and Note 6.
Semi-Annual Shareholder Report

Transfer Agent Fees
For the six months ended February 28, 2023, transfer agent fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed
Institutional Shares	$14,749	$(582)
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Institutional Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees.
For the six months ended February 28, 2023, the Fund’s Institutional Shares did not incur other service fees.
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended February 28, 2023, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of February 28, 2023, tax years 2020 through 2022 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the State of Delaware.
The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Swap Contracts
Swap contracts involve two parties that agree to exchange the returns (or the differential in rates of return) earned or realized on particular predetermined investments, instruments, indices or other measures. The gross returns to be exchanged or “swapped” between parties are generally calculated with respect to a “notional amount” for a determined period of time. The Fund may enter into interest rate, total return, credit default, currency and other swap agreements to seek to increase yield, income and return and to manage country, currency, security, market and sector/asset
Semi-Annual Shareholder Report

class risks. Risks may arise upon entering into swap agreements from the potential inability of the counterparties to meet the terms of their contract from unanticipated changes in the value of the swap agreement. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default.
The Fund is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. Because the Fund holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. Interest rate swap agreements generally involve the agreement by the Fund to pay the counterparty a fixed or floating interest rate on a fixed notional amount and to receive a fixed or floating rate on a fixed notional amount, but may also involve the agreement to pay or receive payments derived from changes in interest rates. Periodic payments are generally made during the life of the swap agreement according to the terms and conditions of the agreement and at termination or maturity. The Fund’s maximum risk of loss from counterparty credit risk is the discounted value of the net cash flows to be received from/paid to the counterparty over the contract’s remaining life, to the extent the amount is positive. This risk is mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.
The “buyer” in a credit default swap is obligated to pay the “seller” a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If an event of default occurs, the seller must pay the buyer the full notional value, or the “par value,” of the reference obligation in exchange for the reference obligation. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of the value and recourse in the event of default or bankruptcy/solvency. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is typically determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specific valuation method, are used to calculate the settlement value. The maximum amount of the payment that may occur, as a result of a credit event payable by the protection seller, is equal to the notional amount of the underlying index or security. The Fund’s maximum exposure to loss of the notional value of credit default swaps outstanding at February 28, 2023, is $14,347,000. The Fund’s maximum risk of loss from counterparty credit risk, either as the protection buyer or as the protection seller, is the fair value of the contract. This risk is mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.
Upfront payments received or paid by the Fund will be reflected as an asset or liability on the Statement of Assets and Liabilities. Changes in the value of swap contracts are included in “Swaps, at value” on the Statement of Assets and Liabilities, and periodic payments are reported as “Net realized gain (loss) on swap contracts” in the Statement of Operations.
Semi-Annual Shareholder Report

Certain swap contracts are subject to Master Netting Agreements (MNAs) which are agreements between the Fund and its counterparties that provides for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. The cash or securities deposited in a segregated account offsets the amount due to the broker reducing the net settlement amount to zero.
Certain swap contracts may be centrally cleared (“centrally cleared swaps”), whereby all payments made or received by the Fund pursuant to the contract are with a central clearing party (the “CCP”) rather than the counterparty. The CCP guarantees the performance of the parties to the contract. Upon entering into centrally cleared swaps, the Fund is required to deposit with the CCP, either in cash or securities, an amount of initial margin determined by the CCP, which is subject to adjustment. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP.
Swaps, at value at period end, including net unrealized appreciation/depreciation, are listed after the Fund’s Portfolio of Investments.
The average notional amount of credit default swap contracts held by the Fund throughout the period was $14,487,914. This is based on amounts held as of each month-end throughout the six-month period.
Foreign Exchange Contracts
The Fund may enter into foreign exchange contracts to manage currency risk. Purchased contracts are used to acquire exposure to foreign currencies, whereas, contracts to sell are used to hedge the Fund’s securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.
Foreign exchange contracts are subject to MNAs. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross.
Foreign exchange contracts outstanding at period end, including net unrealized appreciation or net settlement amount, are listed after the Fund’s Portfolio of Investments.
The average value at settlement date payable and receivable of foreign exchange contracts purchased and sold by the Fund throughout the period was $153,921 and $210,946, respectively. This is based on the amounts held as of each month-end throughout the six-month period.
Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund
Semi-Annual Shareholder Report

does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at period end, resulting from changes in the exchange rate.
Futures Contracts
The Fund purchases and sells financial futures contracts to manage duration risk. Upon entering into a financial futures contract with a broker, the Fund is required to deposit with a broker, either U.S. government securities or a specified amount of cash, which is shown as due from broker in the Statement of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. The Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange’s clearing house, as counterparty to all exchange traded futures contracts, guarantees the futures contracts against default.
Futures contracts outstanding at period end are listed after the Fund’s Portfolio of Investments.
The average notional value of long and short futures contracts held by the Fund throughout the period was $937,507 and $1,745,899, respectively. This is based on amounts held as of each month-end throughout the six-month period.
Semi-Annual Shareholder Report

Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Adviser.
Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
	Asset	Liability
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Foreign exchange contracts	Unrealized appreciation on foreign exchange contracts	$155,627	Unrealized depreciation on foreign exchange contracts	$7,415
Credit contracts	Swaps, at value	757,099	Swaps, at value	95,409
Interest rate	Receivable for variation margin on futures contracts	—	Payable for variation margin on futures contracts	7,264*
Total derivatives not accounted for as hedging instruments under ASC Topic 815		$912,726		$110,088
*
Includes cumulative depreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day’s variation margin is reported within the Statement of Assets and Liabilities.
Semi-Annual Shareholder Report

The Effect of Derivative Instruments on the Statement of Operations For the Six Months Ended February 28, 2023
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
	Foreign Exchange Contracts	Interest Rate Contracts	Credit Contracts	Total
Credit Default Swap Contracts	$—	$—	$689,837	$689,837
Foreign Exchange Contracts	209,921	—	—	209,921
Futures Contracts	—	189,867	—	189,867
TOTAL	$209,921	$189,867	$689,837	$1,089,625

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
	Foreign Exchange Contracts	Interest Rate Contracts	Credit Contracts	Total
Credit Default Swap Contracts	$—	$—	$328,241	$328,241
Foreign Exchange Contracts	(476,703)	—	—	(476,703)
Futures Contracts	—	(44,758)	—	(44,758)
TOTAL	$(476,703)	$(44,758)	$328,241	$(193,220)
As indicated above, certain derivative investments are transacted subject to MNAs. These agreements permit the Fund to offset with a counterparty certain derivative payables and/or receivables with collateral held and create one single net payment in the event of default or termination of the agreement by either the Fund or the counterparty. As of February 28, 2023, the impact of netting assets and liabilities and the collateral pledged or received based on MNAs are detailed below:
Gross Amounts Not Offset in the Statement of Assets and Liabilities
Transaction	Gross Asset Derivatives Presented in Statement of Assets and Liabilities	Financial Instrument	Collateral Received	Net Amount
Swap Contracts	$757,099	$(95,409)	$—	$661,690
Foreign Exchange Contracts	155,627	(3,669)	—	151,958
TOTAL	$912,726	$(99,078)	$—	$813,648
Semi-Annual Shareholder Report

Transaction	Gross Liability Derivatives Presented in Statement of Assets and Liabilities	Financial Instrument	Collateral Pledged	Net Amount
Swap Contracts	$95,409	$(95,409)	$—	$—
Foreign Exchange Contracts	7,415	(3,669)	—	3,746
TOTAL	$102,824	$(99,078)	$—	$3,746
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 2/28/2023		Year Ended 8/31/2022
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	743,841	$6,513,984	2,048,095	$19,709,846
Shares issued to shareholders in payment of distributions declared	139,623	1,232,841	222,760	2,258,742
Shares redeemed	(1,296,298)	(11,215,058)	(1,621,786)	(15,236,715)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(412,834)	$(3,468,233)	649,069	$6,731,873

	Six Months Ended 2/28/2023		Year Ended 8/31/2022
Class R6 Shares:	Shares	Amount	Shares	Amount
Shares sold	4,706	$40,085	—	$—
Shares issued to shareholders in payment of distributions declared	167	1,479	—	—
Shares redeemed	(495)	(4,210)	—	—
NET CHANGE RESULTING FROM CLASS R6 SHARE TRANSACTIONS	4,378	$37,354	—	$—
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(408,456)	$(3,430,879)	649,069	$6,731,873
Semi-Annual Shareholder Report

4. FEDERAL TAX INFORMATION
At February 28, 2023, the cost of investments for federal tax purposes was $45,185,508. The net unrealized depreciation of investments for federal tax purposes was $5,118,129. This consists of unrealized appreciation from investments for those securities having an excess of value over cost of $464,233 and unrealized depreciation from investments for those securities having an excess of cost over value of $5,582,362. The amounts presented are inclusive of derivative contracts.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.60% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund for competitive reasons such as to maintain the Fund’s expense ratio, or as and when appropriate, to maintain positive or zero net yields. For the six months ended February 28, 2023, the Adviser voluntarily waived its entire fee of $126,320, and voluntarily reimbursed $582 of transfer agent fees and $67,136 of other operating expenses.
Some or all of the Fund’s assets are managed by Hermes Investment Management Limited (the “Sub-Adviser”). Under the terms of a sub-advisory agreement between the Adviser and the Sub-Adviser, the Sub-Adviser receives an annual fee equal to 0.35% of the daily net assets of the Fund. The fee is paid by the Adviser out of its resources and is not an incremental Fund expense. The Sub-Adviser may from time to time and for such periods as it deems appropriate reduce its compensation. The Sub-Adviser agrees to share pro rata in any fee waivers, or expense assumptions and reimbursements, imposed or made by the Adviser or its affiliates.
For the six months ended February 28, 2023, the Sub-Adviser waived all of its fee.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended February 28, 2023, the annualized fee paid to FAS was 0.084% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Semi-Annual Shareholder Report

Expense Limitation
The Adviser and certain of its affiliates (which may include FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy related expenses paid by the Fund, if any) paid by the Fund’s Institutional Shares and Class R6 Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.62% and 0.57% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) December 1, 2023 or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. EXPENSE REDUCTION
Through arrangements with the Fund’s custodian, net credits realized as a result of uninvested cash balances were used to reduce custody expenses. For the six months ended February 28, 2023, the Fund’s expenses were reduced by $288 under these arrangements.
7. Investment TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended February 28, 2023, were as follows:
Purchases	$9,049,653
Sales	$11,064,079
8. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement dated June 22, 2022. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to (a) the highest, on any day, of (i) the federal funds effective rate, (ii) the published secured overnight financing rate plus an assigned percentage, and (iii) 0.0%,
Semi-Annual Shareholder Report

plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of February 28, 2023, the Fund had no outstanding loans. During the six months ended February 28, 2023, the Fund did not utilize the LOC.
9. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of February 28, 2023, there were no outstanding loans. During the six months ended February 28, 2023, the program was not utilized.
10. Indemnifications
Under the Fund’s organizational documents, its Officers and Directors/Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund (other than liabilities arising out of their willful misfeasance, bad faith, gross negligence or reckless disregard of their duties to the Fund). In addition, in the normal course of business, the Fund provides certain indemnifications under arrangements with third parties. Typically, obligations to indemnify a third party arise in the context of an arrangement entered into by the Fund under which the Fund agrees to indemnify such third party for certain liabilities arising out of actions taken pursuant to the arrangement, provided the third party’s actions are not deemed to have breached an agreed-upon standard of care (such as willful misfeasance, bad faith, gross negligence or reckless disregard of their duties under the contract). The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet arisen. The Fund does not anticipate any material claims or losses pursuant to these arrangements at this time, and accordingly expects the risk of loss to be remote.
11. other matters
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread globally. As of the date of the issuance of these financial statements, this coronavirus has resulted in, and may continue to result in, closed borders, enhanced health screenings, disruptions to healthcare service preparation and delivery, quarantines, cancellations, and disruptions to supply chains, workflow operations and consumer activity, as well as general concern and uncertainty. The impact of this coronavirus has resulted in substantial economic volatility. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks. The impact of this outbreak, and other epidemics and pandemics that may arise in the future, could continue to negatively affect the worldwide economy, as well as the economies of individual countries, individual companies (including certain Fund service providers and issuers of the Fund’s investments) and the markets in general in significant and unforeseen ways. In addition, governments, their regulatory agencies, or self-regulatory organizations may take actions in response to the pandemic, including significant fiscal and monetary policy changes, that may affect the instruments in which the Fund invests or the issuers of such investments. Any such impact could adversely affect the Fund’s performance.
Semi-Annual Shareholder Report

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees; and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from September 1, 2022 to February 28, 2023.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Semi-Annual Shareholder Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 9/1/2022	Ending Account Value 2/28/2023	Expenses Paid During Period[1]
Actual:
Institutional Shares	$1,000	$1,051.80	$3.15
Class R6 Shares	$1,000	$1,051.20	$2.90
Hypothetical (assuming a 5% return before expenses):
Institutional Shares	$1,000	$1,021.72	$3.11
Class R6 Shares	$1,000	$1,021.97	$2.86
1
Expenses are equal to the Fund’s annualized net expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:
Institutional Shares	0.62%
Class R6 Shares	0.57%
Semi-Annual Shareholder Report

Evaluation and Approval of Advisory Contract–May 2022
Federated Hermes SDG Engagement High Yield Credit Fund (the “Fund”)
At its meetings in May 2022 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Investment Management Company (the “Adviser”) and the investment sub-advisory contract between the Adviser and Hermes Investment Management Limited (the “Sub-Adviser” and together with the Adviser, the “Advisers”) with respect to the Fund (together, the “Contracts”) for an additional one-year term. The Board’s determination to approve the continuation of the Contracts reflects the exercise of its business judgment after considering all of the information and factors believed to be relevant and appropriate on whether to approve the continuation of the existing arrangements. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written evaluation presenting on the topics discussed below. The Board considered the CCO’s independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contracts. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees. At the request of the Independent Trustees, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer” prior to the elimination of the Senior Officer position in December 2017.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contracts that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Advisers and their affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes by independent legal counsel on behalf of the Independent Trustees encompassing
Semi-Annual Shareholder Report

a wide variety of topics, including those summarized below. The Board also considered such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the Contracts, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year and in between regularly scheduled meetings on particular matters as the need arose.
The Board’s consideration of the Contracts included review of materials and information covering the following matters, among others: the nature, quality and extent of the advisory and other services provided to the Fund by the Advisers and their affiliates; Federated Hermes’ business and operations; the Advisers’ investment philosophy, personnel and processes; the Fund’s investment objectives and strategies; the Fund’s short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, and relative to the Fund’s particular investment program and a group of its peer funds and/or its benchmark, as appropriate); the Fund’s fees and expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to a group of its peer funds), with due regard for contractual or voluntary expense limitations (if any); the financial condition of Federated Hermes; the Adviser’s profitability with respect to the Fund; distribution and sales activity for the Fund; and the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any).
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees charged to other registered funds in determining to approve the Contracts. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by the adviser to the fund and its shareholders, including the performance of the fund, its benchmark and comparable funds; (2) the adviser’s cost of providing the services and the profitability to the adviser of providing advisory services to the fund; (3) the extent to which the adviser may realize “economies of scale” as the fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with the fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to the adviser because of its relationship with the fund, including research services received from brokers that execute fund trades and any fees paid to affiliates of the adviser for services rendered to the fund; (5) comparative fee and expense structures, including a comparison of management fees paid to the adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other advisory clients of the adviser for what might be viewed as like services; and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems
Semi-Annual Shareholder Report

relevant to its consideration of the adviser’s services and fees. The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its review of the Contracts to the extent it considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the oversight of the other funds advised by Federated Hermes (each, a “Federated Hermes Fund” and, collectively, the “Federated Hermes Funds”).
In addition to considering the above-referenced factors, the Board was mindful of the preferences and expectations of Fund shareholders and the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew the Contracts. In particular, the Board recognized that many shareholders likely have invested in the Fund on the strength of Federated Hermes’ industry standing and reputation and with the expectation that Federated Hermes will have a continuing role in providing advisory services to the Fund. Thus, the Board observed that in the marketplace there are a range of investment options available to the Fund’s shareholders and such shareholders, having had the opportunity to consider other investment options, have effectively selected Federated Hermes by virtue of investing in the Fund.
In determining to approve the continuation of the Contracts, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contracts was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Contracts. The Board recognized that its evaluation process is evolutionary and that the factors considered and emphasis placed on relevant factors may change in recognition of changing circumstances in the registered fund marketplace. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations
Semi-Annual Shareholder Report

furnished to the Board at the May Meetings. The Board considered the approval of the Contracts for the Fund as part of its consideration of agreements for funds across the family of Federated Hermes Funds, but its approvals were made on a fund-by-fund basis.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Advisers and the resources of Federated Hermes dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contracts and the range of services provided to the Fund by Federated Hermes. The Board considered the Advisers’ personnel, investment philosophy and process, investment research capabilities and resources, trade operations capabilities, experience and performance track record. The Board considered information about the Advisers’ capabilities and resources with respect to environmental, social and governance (“ESG”) investing, noting that in managing the assets of the Fund, the Advisers seek to invest in companies that, in their view, provide the potential for current income and long-term capital appreciation while also contributing to positive societal impact aligned to the United Nations Sustainable Development Goals. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and Federated Hermes’ ability and experience in attracting and retaining qualified personnel to service the Fund. The Board also considered the Advisers’ ability to deliver competitive investment performance for the Fund when compared to the Fund’s Performance Peer Group (as defined below), which was deemed by the Board to be a useful indicator of how the Advisers are executing the Fund’s investment program.
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board noted the significant acquisition of Hermes Fund Managers Limited by Federated Hermes, which has deepened the organization’s investment management expertise and capabilities and expanded the investment process for all of the Federated Hermes Funds to have access to analytical resources related to ESG factors and issuer engagement on ESG matters. The Board considered Federated Hermes’ oversight of the securities lending program for the Federated Hermes Funds that engage in securities lending and noted the income earned by the Federated Hermes Funds that participate in such program. In addition, the Board considered the quality of Federated Hermes’ communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Fund
Semi-Annual Shareholder Report

and other Federated Hermes Funds. In this regard, the Board took into account Federated Hermes’ communications with the Board in light of the pandemic. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
The Board received and evaluated information regarding Federated Hermes’ regulatory and compliance environment. The Board considered Federated Hermes’ compliance program and compliance history and reports from the CCO about Federated Hermes’ compliance with applicable laws and regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and the compliance-related resources devoted by Federated Hermes in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, including Federated Hermes’ commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board considered Federated Hermes’ approach to internal audits and risk management with respect to the Federated Hermes Funds and its day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led to an increase in the scope of Federated Hermes’ oversight in this regard, including in connection with the designation of the Federated Hermes Funds’ investment advisers as the administrators of the Federated Hermes Funds’ liquidity risk management program.
The Board also considered the implementation of Federated Hermes’ business continuity plans and recognized steps taken by Federated Hermes to continue to provide the same nature, extent and quality of services to the Federated Hermes Funds during the pandemic. In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate, including changes associated with the pandemic.
The Board considered Federated Hermes’ efforts to provide shareholders in the Federated Hermes Funds with a comprehensive array of funds with different investment objectives, policies and strategies. The Board considered the expenses that Federated Hermes had incurred, as well as the entrepreneurial and other risks assumed by Federated Hermes, in sponsoring and providing on-going services to new funds to expand these opportunities for shareholders. The Board noted the benefits to shareholders of being part of the family of Federated Hermes Funds, which include the general right to exchange investments between the same class of shares without the incurrence of additional sales charges.
Semi-Annual Shareholder Report

Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided by the Advisers to the Fund.
Fund Investment Performance
The Board considered the investment performance of the Fund. In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks. The Board also considered information regarding how ESG investing may relate to the Fund’s investment performance. The Board considered detailed investment reports on, and the Advisers’ analysis of, the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings. These reports include, among other items, information on the Fund’s gross and net returns, the Fund’s investment performance compared to one or more relevant categories or groups of peer funds and the Fund’s benchmark index, performance attribution information and commentary on the effect of market conditions.
The Board also reviewed comparative information regarding the performance of other registered funds in the category of peer funds selected by Morningstar, Inc. (the “Morningstar”), an independent fund ranking organization (the “Performance Peer Group”). The Board noted the CCO’s view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Advisers in managing the Fund. The Board considered, in evaluating such comparisons, that in some cases there may be differences in the funds’ objectives or investment management techniques, or the costs to implement the funds, even within the same Performance Peer Group.
The Fund’s performance fell below the median of the Performance Peer Group for the one-year period ended December 31, 2021. The Board discussed the Fund’s performance with the Advisers and recognized the efforts being taken by the Advisers in the context of other factors considered relevant by the Board.
Based on these considerations, the Board concluded that it had continued confidence in the Advisers’ overall capabilities to manage the Fund.
Fund Expenses
The Board considered the advisory fee, sub-advisory fee, and overall expense structure of the Fund and the comparative fee and expense information that had been provided in connection with the May Meetings. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated
Semi-Annual Shareholder Report

Hermes from the category of peer funds selected by Morningstar (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall Morningstar category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall Morningstar category.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged by other advisers for managing funds with comparable investment programs, the Board noted that it found the use of such comparisons to be relevant to its evaluation. The Board focused on comparisons with other similar registered funds more heavily than non-registered fund products or services because such comparisons are believed to be more relevant. The Board considered that other registered funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s shareholders. The Board noted that the range of such other registered funds’ fees and expenses, therefore, appears to be a relevant indicator of what investors have found to be reasonable in the marketplace in which the Fund competes.
The Board noted that, for the year ended December 31, 2021, the Fund’s investment advisory fee was waived in its entirety. The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund with the Adviser and noted the position of the Fund’s fee rates relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was above the median of the Expense Peer Group, but the Board noted that the investment advisory fee was waived in its entirety, and that the overall expense structure of the Fund remained competitive in the context of other factors considered by the Board.
The Board also received and considered information about the fees charged by Federated Hermes for providing advisory services to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-registered fund clients (such as institutional separate accounts) and third-party unaffiliated registered funds for which any of the Advisers or their affiliates serve as sub-adviser. The Board noted the CCO’s conclusion that non-registered fund clients are inherently different products due to the following differences, among others: (i) different types of targeted investors; (ii) different applicable laws and regulations; (iii) different legal structures; (iv) different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; (v) the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing and fund liquidity; (vi) different administrative responsibilities; (vii) different degrees of risk associated with management; and (viii) a variety of different costs. The Board also considered information regarding the differences in the nature of the services required for Federated
Semi-Annual Shareholder Report

Hermes to manage its proprietary registered fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s registered fund, noting the CCO’s view that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party registered fund. The Board noted that the CCO did not consider the fees for providing advisory services to other types of clients to be determinative in judging the appropriateness of the Federated Hermes Funds’ advisory fees.
Based on these considerations, the Board concluded that the fees and total operating expenses of the Fund, in conjunction with other matters considered, are reasonable in light of the services provided.
Profitability
The Board received and considered profitability information furnished by Federated Hermes, as requested by the CCO. Such profitability information included revenues reported on a fund-by-fund basis and estimates of the allocation of expenses made on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s view that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs on a fund-by-fund basis continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable because a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. In addition, the Board considered the CCO’s view that the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contracts are consistent with the methodologies previously reviewed by an independent consultant. The Board noted that the independent consultant had previously conducted a review of the allocation methodologies and reported that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. The Board considered the CCO’s conclusion that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Federated Hermes Funds.
Semi-Annual Shareholder Report

Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of calculating economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated Hermes has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as: personnel, processes and tools for portfolio management, including the use of market data on which portfolio managers make investment decisions; trading operations; ESG integration and issuer engagement on ESG matters; shareholder services; compliance; business continuity; cybersecurity; internal audit and risk management functions; and technology that supports the provision of investment management services. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments are likely to be shared with the family of Federated Hermes Funds as a whole. In addition, the Board considered that fee waivers and expense reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. The Board considered that, in order for the Federated Hermes Funds to remain competitive in the marketplace, Federated Hermes has frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and has disclosed to shareholders and/or reported to the Board its intention to do so (or continue to do so) in the future. The Board also considered Federated Hermes’ reductions in contractual management fees for certain Federated Hermes Funds during the prior year, including in response to the CCO’s recommendations in the prior year’s CCO Fee Evaluation Report, which have resulted in benefits being realized by shareholders.
The Board also considered reports on adviser-paid fees (commonly referred to as “revenue sharing”) that were provided to the Board throughout the year and in connection with the May Meetings. The Board considered that Federated Hermes and the CCO believe that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, and should not be viewed to evaluate the reasonableness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which is compounded by the lack of any uniform methodology or pattern with respect to structuring fund advisory fees with breakpoints that serve to reduce the fees as a fund attains a certain size.
Semi-Annual Shareholder Report

Other Benefits
The Board considered information regarding the compensation and other ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds. The Board noted that, in addition to receiving advisory fees under the Federated Hermes Funds’ investment advisory contracts, Federated Hermes’ affiliates also receive fees for providing other services to the Federated Hermes Funds under separate contracts (e.g., for serving as the Federated Hermes Funds’ administrator and distributor). In this regard, the Board considered that certain of Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing any indirect benefit that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds.
Conclusions
The Board considered: (i) the CCO’s conclusion that his observations and the information accompanying the CCO Fee Evaluation Report show that the management fee for the Fund is reasonable; and (ii) the CCO’s recommendation that the Board approve the management fee. The Board noted that, under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Contracts by the CCO. The CCO also recognized that the Board’s evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its ongoing oversight of the Federated Hermes Funds.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Trustees, unanimously voted to approve the continuation of the Contracts. The Board based its determination to approve the Contracts on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were deemed to be relevant, the Board’s determination to approve the continuation of the Contracts reflects its view that Federated Hermes’ performance and actions provided a satisfactory basis to support the determination to approve the continuation of the existing arrangements.
Semi-Annual Shareholder Report

Liquidity Risk Management Program–
Annual Evaluation of Adequacy and Effectiveness
In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), Federated Hermes Adviser Series (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) for Federated Hermes SDG Engagement High Yield Credit Fund (the “Fund” and, collectively with the other non-money market open-end funds advised by Federated Hermes, the “Federated Hermes Funds”). The Program seeks to assess and manage the Fund’s liquidity risk. “Liquidity risk” is defined under the Liquidity Rule as the risk that the Fund is unable to meet redemption requests without significantly diluting remaining investors’ interests in the Fund. The Board of Trustees of the Trust (the “Board”) has approved the designation of each Federated Hermes Fund’s investment adviser as the administrator for the Program (the “Administrator”) with respect to that Fund. The Administrator, in turn, has delegated day-to-day responsibility for the administration of the Program to multiple Liquidity Risk Management Committees, which are comprised of representatives from certain divisions within Federated Hermes.
The Program is comprised of various components designed to support the assessment and/or management of liquidity risk, including: (1) the periodic assessment (no less frequently than annually) of certain factors that influence the Fund’s liquidity risk; (2) the periodic classification (no less frequently than monthly) of the Fund’s investments into one of four liquidity categories that reflect an estimate of their liquidity under current market conditions; (3) a 15% limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); (4) to the extent a Fund does not invest primarily in “highly liquid investments” (as defined under the Liquidity Rule), the determination of a minimum percentage of the Fund’s assets that generally will be invested in highly liquid investments (an “HLIM”); (5) if a Fund has established an HLIM, the periodic review (no less frequently than annually) of the HLIM and the adoption of policies and procedures for responding to a shortfall of the Fund’s highly liquid investments below its HLIM; and (6) periodic reporting to the Board.
At its meetings in May 2022, the Board received and reviewed a written report (the “Report”) from the Federated Hermes Funds’ Chief Compliance Officer and Chief Risk Officer, on behalf of the Administrator, concerning the operation of the Program for the period from April 1, 2021 through March 31, 2022 (the “Period”). The Report addressed the operation of the Program and assessed its adequacy and effectiveness, including, where applicable, the operation of any HLIM established for a Federated Hermes Fund and each Federated Hermes Fund’s access to other available funding sources such as the Federated Hermes Funds’ interfund lending facility, redemptions in-kind, reverse repurchase agreement transactions, redemptions
Semi-Annual Shareholder Report

delayed beyond the normal T+1 settlement, but within seven days of the redemption request, and committed lines of credit. There were no material changes to the Program during the Period. The Report summarized the operation of the Program and the information and factors considered by the Administrator in assessing whether the Program has been adequately and effectively implemented with respect to the Federated Hermes Funds. Such information and factors included, among other things:
◾ confirmation that it was not necessary for the Fund to utilize, and the Fund did not utilize, alternative funding sources during the Period;
◾ the periodic classifications of the Fund’s investments into one of four liquidity categories and the methodologies and inputs used to classify the investments, including the Fund’s reasonably anticipated trade size;
◾ the analysis received from a third-party liquidity assessment vendor that is taken into account in the process of determining the liquidity classifications of the Fund’s investments and the results of an evaluation of the services performed by the vendor in support of this process;
◾ the fact that the Fund invested primarily in highly liquid investments during the Period and, therefore, was not required to establish, and has not established, an HLIM and the procedures for monitoring the status of the Fund as investing primarily in highly liquid investments;
◾ the fact that the Fund invested no more than 15% of its assets in illiquid investments during the Period and the procedures for monitoring this limit;
◾ the fact that there were no liquidity events during the Period, that materially affected the Fund’s liquidity risk;
◾ the impact on liquidity and management of liquidity risk caused by extended non-U.S. market closures and confirmation that there were no issues for any of the affected Federated Hermes Funds in meeting shareholder redemptions at any time during these temporary non-U.S. market closures;
◾ circumstances during the Period under which the Administrator convened meetings of the Liquidity Risk Management Committees more frequently than normal to conduct enhanced liquidity risk monitoring, including prior to the Russian invasion of Ukraine.
Based on this review, the Administrator concluded that the Program is operating effectively to assess and manage the Fund’s liquidity risk, and that the Program has been and continues to be adequately and effectively implemented to monitor and, as applicable, respond to the Fund’s liquidity developments.
Semi-Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-341-7400, Option #4. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC’s website at sec.gov.
Quarterly Portfolio Schedule
Each fiscal quarter, the Fund will file with the SEC a complete schedule of its monthly portfolio holdings on “Form N-PORT.” The Fund’s holdings as of the end of the third month of every fiscal quarter, as reported on Form N-PORT, will be publicly available on the SEC’s website at sec.gov within 60 days of the end of the fiscal quarter upon filing. You may also access this information via the link to the Fund and share class name at FederatedInvestors.com.
Semi-Annual Shareholder Report

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund’s “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400, Option #4.
Semi-Annual Shareholder Report

Federated Hermes SDG Engagement High Yield Credit Fund
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31423A556
CUSIP 31423A549
Q454741 (4/23)
© 2023 Federated Hermes, Inc.

Item 2.	Code of Ethics

Not Applicable

Item 3.	Audit Committee Financial Expert

Not Applicable

Item 4.	Principal Accountant Fees and Services

Not Applicable

Item 5.	Audit Committee of Listed Registrants

Not Applicable

Item 6.	Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10.	Submission of Matters to a Vote of Security Holders

No Changes to Report

Item 11.	Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not Applicable

Item 13.	Exhibits

(a)(1) Code of Ethics- Not Applicable to this Report.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Hermes Adviser Series

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date April 21, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date April 21, 2023

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date April 21, 2023